===============================================================================

                          THE SELECT SECTOR SPSR TRUST

                                     [LOGO]

                                 ANNUAL REPORT

                               ==================
                               SEPTEMBER 30, 2001
                               ==================


                                 SELECT SECTOR
                                    SPDRs(R)

     Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND            XLB
       THE CONSUMER SERVICES SELECT SECTOR SPDR FUND           XLV
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND     XLY
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              CHAIRMAN'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

It is our pleasure to provide you with the Select Sector SPDR Trust annual report for the fiscal year ended September 30, 2001. The Trust has grown to more than $2.6 billion in assets as of September 30, 2001, experiencing an increase in asset levels from the prior year by over $300 million even in light of the fallback in the US markets. In addition, despite the turbulent US economy, each of the nine Select Sector SPDR Funds experienced a net increase in shares issued during the year.

The past fiscal year has been a long year for investors with the days of double-digit positive returns becoming a distant memory. Prior to the events of September 11, corporate earnings were declining, unemployment had risen to a five year high, and consumer confidence was falling. The tragic events of September 11 and its aftermath increased market uncertainty and wariness. The US equity market has been a continual disappointment, as the S&P 500 Index dropped 26.62% during the year ended September 30, 2001. The Federal Reserve and the Bush administration have attempted to invigorate the faltering economy with interest rate cuts and tax legislation. The S&P 500 Index has also undergone some changes over the past year. The once dominating Technology sector is no longer the largest sector in the S&P 500 Index. Poor market performance has dragged the Technology sector down while the Financial sector has replaced it as the largest sector in the Index. Financial Select Sector securities now comprise about 24% of the S&P 500 Index while Technology Select Sector securities make up approximately 18%. To illustrate this perspective, last year at this time the Technology Select Sector securities made up slightly more than 32% of the S&P 500 Index, while Financial Select Sector securities represented about 20%.

The economic downturn was widespread and had its effect on many sectors of the US economy. Seven of the nine Select Sector Indices lost ground. The Technology Select Sector posted the lowest total return of all the Select Sectors, falling over 58% during the fiscal year.

In the Management's Discussion and Analysis pages that follow, we have provided additional information on the performance of each of The Select Sector SPDR Funds. We appreciate your support and look forward to servicing your investment needs in the future.

Sincerely,

/s/ Kathleen C. Cuocolo
Kathleen C. Cuocolo
Chairman of the Board

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
The Basic Industries Select Sector SPDR Fund seeks to replicate the total return of the Basic Industries Select Sector of the S&P 500 Index. To accomplish this, the Basic Industries Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund had a return of 12.08% as compared to the Basic Industries Select Sector Index return of 12.47% and the S&P 500 Index return of -26.62%.

The Basic Industries Select Sector of the S&P 500 Index was one of the best performing sectors of the S&P during much of 2001. As a result, the Basic Industries Select Sector SPDR Fund fared relatively well during the past twelve months, outperforming the S&P 500 Index by over 39%. The tragic events of September 11th enabled the Federal Reserve to continue its aggressive interest rate reduction policy, providing the US market with needed liquidity. The Fed also cut short-term interest rates 350 basis points over the first three quarters of the year. The lower short-term interest rate environment has had a positive impact on the Basic Industries Select Sector as short-term borrowings became "cheaper" to companies looking to start or continue with capital projects. Many of the companies within the sector posted positive returns during the past year. The best performing stocks for the 12-month period ending September 30, 2001 were Ball Corp (+75%), Homestake Mining (+68%) and Sigma Aldrich Corp (+57%). Despite a positive overall sector return, not all companies within the Basic Industries Select Sector achieved strong returns. The securities with the worst performance within the sector for the 12-month period ending September 30, 2001 were Hercules Inc (-37%), Phelps Dodge (-35%) and Allegheney Technologies (-35%). The Basic Industries Select Sector SPDR Fund consisted of 41 companies as of September 30, 2001.

[Performance Chart]

                                                               BASIC INDUSTRIES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10429.00                           10584.00
3/31/99                                                                   10567.00                           11111.00
6/30/99                                                                   12639.00                           11895.00
9/30/99                                                                   11559.00                           11152.00
12/31/99                                                                  12949.00                           12811.00
3/31/00                                                                   11342.00                           13104.00
6/30/00                                                                    9749.00                           12756.00
9/30/00                                                                    8961.00                           12631.00
12/31/00                                                                  10969.00                           11644.00
03/31/01                                                                  10341.00                           10264.00
06/30/01                                                                  11387.00                           10864.00
09/30/01                                                                  10039.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET      BASIC INDUSTRIES              NET ASSET     MARKET      BASIC INDUSTRIES
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    12.08%      10.45%          12.47%                     12.08%      10.45%           12.47%
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -0.14%      -0.80%           1.00%                     -0.05%      -0.29%            0.36%
    -------------------------------------------------------------------------------------------------------------------------------

    -------------------------  -------

    ------------------------------------------
       ONE YEAR ENDED 9/30/01
    --------------------------------------------------
       SINCE INCEPTION (1)
    ----------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      DU PONT (E.I.) DE    DOW                 ALCOA           INTERNATIONAL    WEYERHAEUSER
                        NEMOURS & COMPANY    CHEMICAL COMPANY    INCORPORATED    PAPER COMPANY    COMPANY
    --------------------------------------------------------------------------------------------------------------------
       SHARES           415,081              357,266             343,610         192,332          85,700
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $15,573,839          11,704,034          10,655,346      6,693,154        4,174,447
    --------------------------------------------------------------------------------------------------------------------
       % OF             15.65                11.76               10.70           6.72             4.19
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE vs. NAV AS OF SEPTEMBER 30, 2001

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199                           50-99        100-199
                                     BASIS         BASIS      >200 BASIS            BASIS         BASIS      >200 BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99       12             2             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        7             0             0                 12             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        6             0             0                  7             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        4             1             0                  8             3             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       2             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
The Consumer Services Select Sector SPDR Fund seeks to replicate the total return of the Consumer Services Select Sector of the S&P 500 Index. To accomplish this, the Consumer Services Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund had a return of -18.71% as compared to the Consumer Services Select Sector Index return of -18.61% and the S&P 500 Index return of -26.62%.

During the past twelve months, the stock prices rose for approximately 55% of the Consumer Services Select Sector SPDR Fund's constituents. For the most part, firms involved primarily in the health care and restaurant industries experienced the greatest appreciation during this period. Three companies within the Consumer Services Select Sector SPDR Fund had gains in excess of 100%, HealthSouth Corporation (+101%), Deluxe Corp (+102%) and H&R Block (+111%). HealthSouth's strong return was a result of improved earnings due to their increased success at integrating operations. For Deluxe, solid earnings growth in an economy characterized by declining earnings drove their return; while H&R Block's return was fueled by market expectations that their continued success at integrating their business operations will lead to a further growth in earnings. Some of the poorer performers in the Consumer Services Select Sector SPDR Fund were Interpublic Group (-39%), Clear Channel (-30%) and the Tribune Co (-27%). Declining advertising revenue was the primary cause for the negative returns experienced by the preceding three companies, which also had an affect on the two largest holdings of the Fund, Viacom (-41%) and Disney (-51%). In addition to being the largest Fund holdings, Viacom and Disney also posted the largest declines during the past twelve months. Although nearly all markets declined, the stock prices of both Disney and Hilton Hotels (-31%) were more dramatically affected by the tragic events of September 11th and the accompanying expectations of an extended slowdown in travel. The Consumer Services Select Sector SPDR Fund consisted of 44 companies as of September 30, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                              CONSUMER SERVICES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                              -------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10817.00                           10584.00
03/31/99                                                                  11659.00                           11111.00
06/30/99                                                                  12297.00                           11895.00
09/30/99                                                                  11203.00                           11152.00
12/31/99                                                                  12988.00                           12811.00
03/31/00                                                                  12937.00                           13104.00
06/30/00                                                                  12352.00                           12756.00
09/30/00                                                                  12193.00                           12631.00
12/31/00                                                                  11486.00                           11644.00
03/31/01                                                                  11357.00                           10264.00
06/30/01                                                                  12430.00                           10864.00
09/30/01                                                                   9913.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -----------------------------------------------
                               NET ASSET     MARKET     CONSUMER SERVICES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01   -18.71%     -18.90%          -18.61%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)       -5.00%      -4.93%           -4.20%
    -------------------------------------------------------------------------

                               ----------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET     CONSUMER SERVICES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    -18.71%     -18.90%          -18.61%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)        -1.83%      -1.81%           -1.54%
    -------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------------------------------
       DESCRIPTION        VIACOM           WALT DISNEY     COMCAST         HCA -- THE         CLEAR CHANNEL
                          INCORPORATED     COMPANY         CORPORATION     HEALTHCARE CO.     COMMUNICATIONS
    ----------------------------------------------------------------------------------------------------------
       SHARES             428,252          502,790         188,012         133,755            144,705
    ----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $14,774,694      9,361,950       6,743,990       5,926,684          5,752,024
    ----------------------------------------------------------------------------------------------------------
       % OF               12.93            8.20            5.90            5.19               5.04
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          3                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          2                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         11                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------


                                                 CLOSING PRICE BELOW NAV
                                  -----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           7                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           8                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           7                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          10                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund returned 1.53% as compared to the Consumer Staples Select Sector Index return of 1.81% and the S&P 500 Index return of -26.62%.

During the past twelve months, the Consumer Staples Select Sector has been spared the significant losses experienced by the S&P 500 Index largely because the industries within the Consumer Staples Select Sector are considered less volatile by many investors. Investors have been flocking to find stability in the receding US market and have been increasing their positions in such industries. Pharmaceutical and health care companies have generally produced more stable, predictable returns as these industries have been less affected by a slow down in consumer confidence and spending. The strongest performing companies, Johnson & Johnson (+19%), Proctor & Gamble (+10%) and Baxter International (+39%) were the largest contributors to the Consumer Staples Select Sector SPDR Fund's return, while Pfizer (-9%) and Pharmacia Corp (-31%) proved that being in a less volatile industry alone does not always yield positive results during waning market conditions. On the other hand, the tobacco industry has benefitted in this environment, and with their stability of earnings and high dividend yields, both Philip Morris (+71%) and UST Inc (+53%) were up sharply. The Bush Administration's more lenient approach to the tobacco industry and preoccupation with other significant national priorities, coupled with waning tobacco litigation has also helped both Philip Morris and UST over the past twelve months. As of September 30, 2001, the Consumer Staples Select Sector SPDR Fund consisted of 69 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10451.00                           10584.00
3/31/99                                                                   10193.00                           11111.00
6/30/99                                                                    9890.00                           11895.00
9/30/99                                                                    8755.00                           11152.00
12/31/99                                                                   8916.00                           12811.00
3/31/00                                                                    8228.00                           13104.00
6/30/00                                                                    9875.00                           12756.00
9/30/00                                                                    9797.00                           12631.00
12/31/00                                                                  11212.00                           11644.00
03/31/01                                                                   9798.00                           10264.00
06/30/01                                                                   9644.00                           10864.00
09/30/01                                                                   9945.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -----------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01     1.53%       1.53%            1.81%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)       -2.05%      -2.36%           -1.38%
    -------------------------------------------------------------------------

    -------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      CONSUMER STAPLES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01      1.53%       1.53%            1.81%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)        -0.74%      -0.86%           -0.50%
    -------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER           JOHNSON & JOHNSON     MERCK & COMPANY     COCA-COLA     BRISTOL-MYERS
                          INCORPORATED     COMPANY               INCORPORATED        COMPANY       SQUIBB COMPANY
    ----------------------------------------------------------------------------------------------------------------
       SHARES             1,044,365        500,915               379,373             411,456       321,553
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $41,879,037      27,750,691            25,266,242          19,276,714    17,865,485
    ----------------------------------------------------------------------------------------------------------------
       % OF               11.35            7.52                  6.85                5.22          4.84
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    --------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ---------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 ---------------------------------------------------
                2001
    --------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          4                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    --------------------------------------------------------------------------------
                2000
    --------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          3                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          7                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          9                 1                 0
    --------------------------------------------------------------------------------
                1999
    --------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          9                 1                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         15                 1                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         11                 1                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    --------------------------------------------------------------------------------
                1998
    --------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         0                 0                 0
    --------------------------------------------------------------------------------

    --------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  --------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  --------------------------------------------------
                2001
    --------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           7                 1                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           2                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           5                 0                 0
    --------------------------------------------------------------------------------
                2000
    --------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           2                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           1                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           9                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           6                 0                 0
    --------------------------------------------------------------------------------
                1999
    --------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           3                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           3                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           1                 0                 0
    --------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    --------------------------------------------------------------------------------
                1998
    --------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    --------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
The Cyclical/Transportation Select Sector SPDR Fund seeks to replicate the return of the Cyclical/ Transportation Select Sector of the S&P 500 Index. To accomplish this, the Cyclical/Transportation Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Cyclical/Transportation Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund returned -6.46% as compared to the Cyclical/Transportation Select Sector Index return of -6.19% and the S&P 500 Index return of -26.62%.

The Cyclical/Transportation Select Sector had escaped most of the punishing losses within the broader S&P 500 Index over the past twelve months until the middle of last summer. Since the end of July, however, the sector shed approximately 20% of its value. Declining consumer confidence and the uncertainty regarding the post September 11th economy were the biggest reasons for the decline. While retail and specialty store stocks such as Radio Shack (-62%), The Gap (-40%), and Home Depot (-27%) are typically hurt during periods of weakening consumer confidence, especially hard hit were airline securities in the wake of the September 11th tragedy. US Airways (-84%), AMR Corp (-41%), and Delta Air Lines (-40%) have had to drastically reduce staff and routes and offer dramatic fare sales in an effort to remain operational in a time of weak flight demand. More diversified retailers were able to partially offset the returns of the sector as a whole with Target Corp (+24%), TJX Companies (+46%) and JC Penney (+89%), posting solid gains. As of September 30, 2001, the Cyclical/Transportation Select Sector SPDR Fund consisted of 66 companies.

                                                               CYCLICAL/TRANSPORTATION SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10705.00                           10584.00
3/31/99                                                                   11652.00                           11111.00
6/30/99                                                                   12145.00                           11895.00
9/30/99                                                                   10717.00                           11152.00
12/31/99                                                                  12675.00                           12811.00
3/31/00                                                                   11973.00                           13104.00
6/30/00                                                                   10611.00                           12756.00
9/30/00                                                                   10275.00                           12631.00
12/31/00                                                                  10575.00                           11644.00
3/31/01                                                                   10807.00                           10264.00
6/30/01                                                                   11440.00                           10864.00
9/30/01                                                                    9613.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET   MARKET   CYCLICAL/TRANSPORTATION
                                 VALUE     VALUE      SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01   -6.46%     -6.91%           -6.19%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -6.99%     -7.95%           -6.10%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET   MARKET   CYCLICAL/TRANSPORTATION
                                  VALUE     VALUE      SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    -6.46%     -6.91%           -6.19%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -2.58%     -2.94%           -2.24%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES     HOME DEPOT       FORD MOTOR     TARGET          LOWES COMPANIES
                          INCORPORATED        INCORPORATED     COMPANY        CORPORATION     INCORPORATED
    -----------------------------------------------------------------------------------------------------------
       SHARES             483,366             336,636          266,512        133,123         115,389
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $23,926,617         12,916,723       4,623,983      4,226,655       3,652,062
    -----------------------------------------------------------------------------------------------------------
       % OF               22.54               12.17            4.36           3.98            3.44
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          4                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          7                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          4                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          8                 3                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          2                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          9                 2                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           4                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           2                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           3                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           6                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           2                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           9                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           4                 1                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 1                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund had a return of -19.81% as compared to the Energy Select Sector Index return of -19.48% and the S&P 500 Index return of -26.62%.

The Energy Select Sector SPDR Fund was supported by strong performances, especially in light of overall market conditions, from Tosco Corporation (+51%), Sunoco (+36%), and Texaco (+27%). During the past 12 months, rising gas prices and increasing margins helped to drive the share prices of the three preceding companies. In addition, Tosco's pending acquisition by Phillips Petroleum and Texaco's pending acquisition by Chevron made these issues particularly attractive to investors. Despite the positive performance of the aforementioned companies, over 80% of the Fund's constituents finished the period at a loss. Enron Corporation (-68%) posted the largest decline within the Energy Select Sector during the 12-month period ended September 30, 2001. Four other holdings experienced a loss of more than half of their value, including Nabors Industries (-60%), Rowan Companies (-57%), Transocean Sedco Forex (-55%), and Halliburton (-53%). Oil companies suffered in the second half of the fiscal year as a result of growing stockpiles and shrinking demand. The reduced demand stemmed from corporations scaling back on production in light of their own excess inventory levels and the slumping economy that many believed was headed for a recession. Oil traded down from the high twenties to below $22/barrel, which prompted many members of OPEC to call for cuts in production to help prop up the price as inventory levels had grown far more quickly than expected. However, these production cuts have yet to materialize as many have called for restraint from output reduction in light of the tenuous global economic situation. The Energy Select Sector SPDR Fund consisted of 30 companies as of September 30, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE ENERGY SELECT SECTOR SPDR FUND

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                   9835.00                           10584.00
03/31/99                                                                  10483.00                           11111.00
06/30/99                                                                  11993.00                           11895.00
09/30/99                                                                  11791.00                           11152.00
12/31/99                                                                  11707.00                           12811.00
03/31/00                                                                  12672.00                           13104.00
06/30/00                                                                  13098.00                           12756.00
09/30/00                                                                  14314.00                           12631.00
12/31/00                                                                  14558.00                           11644.00
03/31/01                                                                  13514.00                           10264.00
06/30/01                                                                  13419.00                           10864.00
09/30/01                                                                  11482.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET     MARKET           ENERGY                   NET ASSET    MARKET          ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX               VALUE       VALUE   SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01   -19.81%     -19.93%          -19.48%                    -19.81%     -19.93%         -19.48%
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)       16.60%      16.08%           17.77%                      5.70%       5.52%           6.08%
    -------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    -----------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     ROYAL DUTCH     CHEVRON         TEXACO           SCHLUMBERGER
                          CORPORATION     PETROLEUM       CORPORATION     INCORPORATED     LIMITED
                                          CORPORATION
    -----------------------------------------------------------------------------------------------------
       SHARES             1,452,643       776,315         239,536         172,772          231,432
    -----------------------------------------------------------------------------------------------------
       MARKET VALUE       $57,234,134     39,009,829      20,300,676      11,230,180       10,576,442
    -----------------------------------------------------------------------------------------------------
       % OF               23.39           15.94           8.29            4.59             4.32
       NET ASSETS
    -----------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          5                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          7                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           3                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           4                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           0                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund had a return of -13.50% as compared to the Financial Select Sector Index return of -13.30% and the S&P 500 Index return of -26.62%.

The Federal Reserve continued to cut interest rates as the slowdown in the economy worsened as a result of the September 11th tragedy. Earlier in the year, the Fed had also cut short-term interest rates 350 basis points during the first three quarters of 2001. The lower short-term interest rate environment had a positive effect on the Financial Select Sector as the cost of borrowings became cheaper for most companies. The lower interest rates also had proven beneficial to those companies involved in home refinancing and purchasing. Housing prices have remained fairly stable even as the equity markets continued their downward slide. Inflation also remained low during much of the period, which supported the lower interest rates and higher share prices. On the other hand, the slowdown in the economy did have an affect on consumer confidence, as companies increased layoffs and the prospect of an economic turnaround diminished. Although the Financial Select Sector outperformed the total S&P 500, both indices were hard hit as a result of the waning US economy. Some under performing stocks that contributed to the negative returns of the Financial Select Sector SPDR Fund during the 12-month period ending September 30, 2001, were Charles Schwab Corp (-70%), Providian Financial Corp (-65%), and Stillwell Financial Inc (-60%). Unfortunately, the companies with strong positive returns such as, USA Education Inc (+113%), Southtrust Corp (+85%), and Progressive Corp (+77%) were not enough to offset the declines experienced by the majority of the Financial Select Sector. The Financial Select Sector SPDR Fund consisted of 70 companies as of September 30, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
06/30/99                                                                  11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
12/31/99                                                                  10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
06/30/00                                                                  10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
12/31/00                                                                  13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00
06/30/01                                                                  13386.00                           10864.00
09/30/01                                                                  11631.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -----------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01   -13.50%     -13.67%          -13.30%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)       10.31%       9.78%           10.94%
    -------------------------------------------------------------------------

    -------------------------  ----------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    --------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    -13.50%     -13.67%          -13.30%
    --------------------------------------------------------------------------
       SINCE INCEPTION (1)         3.50%       3.42%            3.82%
    --------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    --------------------------------------------------------------------------------------------------
       DESCRIPTION        AMERICAN        CITIGROUP       BANK OF AMERICA    FANNIE MAE    WELLS
                                          INCORPORATED    CORPORATION                      FARGO &
                         INTERNATIONAL                                                     COMPANY
                          GROUP
                          INCORPORATED
    --------------------------------------------------------------------------------------------------
       SHARES             930,445         1,785,857       569,239            355,279       609,520
    --------------------------------------------------------------------------------------------------
       MARKET VALUE       $72,574,710     72,327,209      33,243,558         28,443,637
                                                                                          27,093,164
    --------------------------------------------------------------------------------------------------
       % OF               11.85           11.81           5.43               4.64          4.42
       NET ASSETS
    --------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 ------------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 ------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 1                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                ------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund had a return of -21.10% as compared to the Industrial Services Select Sector Index return of -20.97% and the S&P 500 Index return of -26.62%.

During the past twelve months, there was a near equal allocation of declining and advancing stocks within the Industrial Select Sector SPDR Fund. Among the group of declining issues, the stocks with the largest negative returns were, BF Goodrich, (-47%), Boeing, (-46%) and American Power Conversion (-39%). The two companies experiencing the greatest decline in performance, was that of Power-One (-91%) and Corning (-91%). Both Power-One and Corning, were hit hard by the dramatic slowdown in telecommunications spending. For the remainder of the under performing stocks within the Industrial Select Sector, the primary causes for this poor performance were the same factors that affected the broad market; namely, general economic slowdown and earnings decline. Amongst the advancing issues, only 17 of the constituents had returns in excess of 10%. Of these, the two best performing companies in the Industrial Select Sector over the past twelve months were Allied Waste and Waste Management, with respective returns of 39% and 53%. The performance for both of these stocks was fueled by positive earnings announcements. Some of the other strong performers in the Industrial Select Sector SPDR Fund were General Dynamics (+42%), Paccar (+38%), and Caterpillar (+37%). The Industrial Select Sector SPDR Fund consisted of 44 companies as of September 30, 2001.

[Performance Chart]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10759.00                           10584.00
03/31/99                                                                  11010.00                           11111.00
06/30/99                                                                  13153.00                           11895.00
09/30/99                                                                  12740.00                           11152.00
12/31/99                                                                  13223.00                           12811.00
03/31/00                                                                  13001.00                           13104.00
06/30/00                                                                  12786.00                           12756.00
09/30/00                                                                  13645.00                           12631.00
12/31/00                                                                  14150.00                           11644.00
03/31/01                                                                  12030.00                           10264.00
06/30/01                                                                  13194.00                           10864.00
09/30/01                                                                  10766.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -----------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01   -21.10%     -21.56%          -20.97%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)        4.67%       5.08%            5.67%
    -------------------------------------------------------------------------

    -------------------------  ----------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    -21.10%     -21.56%          -20.97%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)         1.66%       1.80%            2.01%
    -------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    ------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL    TYCO            MINNESOTA    WASTE           EMERSON ELECTRIC
                         ELECTRIC    LABORATORIES    MINING &     MANAGEMENT      COMPANY
                          COMPANY    INCORPORATED                 INCORPORATED
                                                     MANUFACTURING
                                                     COMPANY
    ------------------------------------------------------------------------------------------------
       SHARES             311,886    175,903         35,859       115,793         53,346
    ------------------------------------------------------------------------------------------------
       MARKET VALUE                  8,003,586       3,528,526    3,096,305       2,510,463
                          $11,602,159
    ------------------------------------------------------------------------------------------------
       % OF               17.25      11.90           5.25         4.60            3.73
       NET ASSETS
    ------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            > 200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         6                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         4                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         9                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         7                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         5                 2                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        2                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            > 200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          2                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          4                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          9                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          2                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          4                 1                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Technology Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund returned -58.71% as compared to the Technology Select Sector Index return of -58.64% and the S&P 500 Index return of -26.62%.

The Technology Select Sector has posted significant negative returns in three of the last four quarters. The Technology Select Sector has been the hardest hit sector within the S&P 500 and is down over 68% from it's high near the end of the 1st quarter 2000. Weak sales growth, disappointing earnings, and a multitude of layoffs are driving the long, continuing burst of the technology bubble. Once the strongest performers two to three years ago, the household names of the Technology Select Sector are now among the worst performing stocks of the last year. Cisco Systems (-78%), EMC Corp (-87%), and Nortel Networks (-90%) have been particularly hard hit with the slow down in IT spending. These three companies alone combined to detract nearly 16% from the Technology Select Sector SPDR Fund's fiscal year to date return, and are unfortunately not alone in detracting from the Fund's overall return. Ninety percent of the stocks in the index posted negative returns for the twelve-month period ended September 30, 2001. Among the very few positive performers were First Data Corp (+49%), Electronic Data Systems (+40%), and Concord EFS (+37%), which were all able to take advantage of increasing demand for electronic transaction processing services. As of September 30, 2001, the Technology Select Sector SPDR Fund consisted of 97 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT TECHNOLOGY SELECT SECTOR SPDR FUND

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10851.00                           10584.00
03/31/99                                                                  12189.00                           11111.00
06/30/99                                                                  13445.00                           11895.00
09/30/99                                                                  13700.00                           11152.00
12/31/99                                                                  18011.00                           12811.00
03/31/00                                                                  20021.00                           13104.00
06/30/00                                                                  17985.00                           12756.00
09/30/00                                                                  15435.00                           12631.00
12/31/00                                                                  10410.00                           11644.00
03/31/01                                                                   8255.00                           10264.00
06/30/01                                                                   9253.00                           10864.00
09/30/01                                                                   6373.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -----------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01   -58.71%     -58.49%          -58.64%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)      -40.11%     -39.93%          -39.75%
    -------------------------------------------------------------------------

    -------------------------  ----------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    -58.71%     -58.49%          -58.64%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)       -16.88%     -16.79%          -16.70%
    -------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT       INTERNATIONAL BUSINESS     AOL TIME WARNER     INTEL           CISCO SYSTEMS
                          CORPORATION     MACHINES CORPORATION       INCORPORATED        CORPORATION     INCORPORATED
    --------------------------------------------------------------------------------------------------------------------
       SHARES             2,611,238       842,936                    2,159,326           3,262,798       3,550,998
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $133,617,048    77,802,993                 71,473,691          66,691,591      43,251,156
    --------------------------------------------------------------------------------------------------------------------
       % OF               14.89           8.67                       7.96                7.43            4.82
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          1                 0                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          1                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         0                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                ------------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                ------------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           0                 0                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00           1                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           2                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 0                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2001, the Fund had a return of -5.53% as compared to the Utilities Select Sector Index return of -5.43% and the S&P 500 Index return of -26.62%.

During the past twelve months, there was a near equal quantity of declining and advancing issues within the Utilities Select Sector SPDR Fund. Within the group of declining issues, some of the poorer performing companies were Reliant Energy (-40%), Constellation Energy (-50%), PG&E (-36%), Edison International (-30%), and AES Corp (-81%). The large negative return posted by AES Corp was caused primarily by the problems the company encountered in completing planned acquisitions, which in turn, led to significant revisions to the company's projected earnings. In contrast, a large number companies within the Utilities Select Sector posted positive returns during the past twelve months, despite the waning US economy. Companies such as Peoples Energy Corp (+25%) and Consolidated Edison (+26%) posted strong returns, adding to the overall performance of Utilities Select Sector. The pricing power held by these two utility companies was the significant cause for their performance. GPU, Inc. (+31%) and FirstEnergy Corp. (+39%) were the two best performing stocks in the Utilities Select Sector SPDR Fund during the past twelve months. The returns for both GPU, Inc. and FirstEnergy Corp. were fueled by their impending merger and a perceived profitability increase caused by the government's loosening of emissions guidelines. The Utilities Select Sector SPDR Fund consisted of 39 companies as of September 30, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT at Net Asset Value UTILITIES SELECT SECTOR SPDR FUND

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10369.00                           10584.00
03/31/99                                                                   9239.00                           11111.00
06/30/99                                                                  10818.00                           11895.00
09/30/99                                                                  10366.00                           11152.00
12/31/99                                                                  10022.00                           12811.00
03/31/00                                                                   9490.00                           13104.00
06/30/00                                                                   9789.00                           12756.00
09/30/00                                                                  11731.00                           12631.00
12/31/00                                                                  12223.00                           11644.00
03/31/01                                                                  11704.00                           10264.00
06/30/01                                                                  11625.00                           10864.00
09/30/01                                                                  11073.00                            9269.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2001

    -------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -----------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01    -5.53%      -5.93%           -5.43%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)        8.45%       7.59%            8.44%
    -------------------------------------------------------------------------

    -------------------------  ----------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/01     -5.53%      -5.93%           -5.43%
    -------------------------------------------------------------------------
       SINCE INCEPTION (1)         2.97%       2.68%            2.97%
    -------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2001

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SBC                VERIZON            DUKE            BELLSOUTH       AMERICAN ELECTRIC
                          COMMUNICATIONS     COMMUNICATIONS     ENERGY          CORPORATION     POWER COMPANY
                          INCORPORATED                          CORPORATION                     INCORPORATED
    ---------------------------------------------------------------------------------------------------------------
       SHARES             499,005            400,695            132,020         96,454          71,533
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $23,513,115        21,681,606         4,996,957       4,007,664       3,092,372
    ---------------------------------------------------------------------------------------------------------------
       % OF               21.36              19.70              4.54            3.64            2.81
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2001

    ----------------------------------------------------------------------------------
                                                CLOSING PRICE ABOVE NAV
                                 -----------------------------------------------------
                                       50-99            100-199            >200
                                       BASIS             BASIS             BASIS
                                      POINTS            POINTS            POINTS
                                 -----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01          0                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01          1                 1                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00          1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00          2                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          6                 0                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99          5                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99          5                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99          3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99          3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*         1                 0                 0
    ----------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------
                                                 CLOSING PRICE BELOW NAV
                                  ----------------------------------------------------
                                        50-99            100-199            >200
                                        BASIS             BASIS             BASIS
                                       POINTS            POINTS            POINTS
                                  ----------------------------------------------------
                2001
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01           3                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01           3                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01           8                 1                 0
    ----------------------------------------------------------------------------------
                2000
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00           6                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00           1                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00           6                 2                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00          11                 1                 0
    ----------------------------------------------------------------------------------
                1999
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99           1                 0                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99           4                 0                 1
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99           5                 1                 0
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99           3                 0                 0
    ----------------------------------------------------------------------------------
                1998
    ----------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*          0                 1                 0
    ----------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX December 22, 1998

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.2%
ALUMINUM -- 14.5%
Alcan Aluminum Ltd. ..................    127,189   $ 3,815,670
Alcoa, Inc. ..........................    343,610    10,655,346
                                                    -----------
                                                     14,471,016
                                                    -----------
CHEMICALS -- 46.5%
Air Products & Chemicals, Inc. .......     90,762     3,501,598
Dow Chemical Co. .....................    357,266    11,704,034
Du Pont (E.I.) de Nemours.............    415,081    15,573,839
Eastman Chemical Co. .................     30,576     1,109,909
Ecolab, Inc. .........................     50,664     1,840,623
Engelhard Corp. ......................     51,907     1,199,052
FMC Corp. (a).........................     12,338       604,439
Great Lakes Chemical Corp. ...........     19,940       440,674
Hercules, Inc. .......................     42,925       354,131
PPG Industries, Inc. .................     67,133     3,071,335
Praxair, Inc. ........................     63,994     2,687,748
Rohm & Haas Co. ......................     87,751     2,874,723
Sigma-Aldrich Corp. ..................     30,207     1,365,356
                                                    -----------
                                                     46,327,461
                                                    -----------
CONSTRUCTION -- 1.7%
Vulcan Materials Co. .................     40,140     1,734,048
                                                    -----------
CONTAINERS -- 3.4%
Ball Corp. ...........................     10,921       654,168
Bemis Co., Inc. ......................     20,924       833,821
Pactiv Corp. (a)......................     63,034       913,363
Temple-Inland, Inc. ..................     19,689       935,031
                                                    -----------
                                                      3,336,383
                                                    -----------
GOLD -- 7.3%
Barrick Gold Corp. ...................    157,764     2,737,205
Homestake Mining Co. .................    104,699       973,701
Newmont Mining Corp. .................     77,897     1,838,369
Placer Dome, Inc. ....................    130,064     1,663,519
                                                    -----------
                                                      7,212,794
                                                    -----------
MANUFACTURING -- 3.3%
Avery Dennison Corp. .................     43,968     2,080,126
Sealed Air Corp. (a)..................     33,213     1,211,942
                                                    -----------
                                                      3,292,068
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
METALS/MINING -- 2.4%
Freeport-McMoRan Copper & Gold, Inc.
  (Class B) (a).......................     57,174   $   628,342
Inco Ltd. (a).........................     72,240       896,499
Phelps Dodge Corp. ...................     31,282       860,255
                                                    -----------
                                                      2,385,096
                                                    -----------
PAPER & FOREST PRODUCTS -- 18.6%
Boise Cascade Corp. ..................     22,828       673,426
Georgia-Pacific Corp. ................     90,046     2,592,424
International Paper Co. ..............    192,332     6,693,154
Louisiana-Pacific Corp. ..............     41,410       269,165
Mead Corp. ...........................     39,577     1,095,491
Westvaco Corp. .......................     40,012     1,028,308
Weyerhaeuser Co. .....................     85,700     4,174,447
Willamette Industries, Inc. ..........     43,540     1,958,865
                                                    -----------
                                                     18,485,280
                                                    -----------
STEEL -- 2.5%
Allegheny Technologies, Inc. .........     31,742       423,121
Nucor Corp. ..........................     30,849     1,224,705
USX-U.S. Steel Group..................     35,121       490,992
Worthington Industries, Inc. .........     33,974       382,207
                                                    -----------
                                                      2,521,025
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $129,500,450).................               99,765,171
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $209,599)................    209,599       209,599
                                                    -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $129,710,049).................               99,974,770
OTHER ASSETS AND
  LIABILITIES -- (0.4)%...............                 (433,397)
                                                    -----------
NET ASSETS -- 100.0%..................              $99,541,373
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.0%
APPAREL -- 1.4%
Cintas Corp. ........................     40,672   $  1,639,082
                                                   ------------
ENTERTAINMENT -- 21.8%
Disney (Walt) Co. (The)..............    502,790      9,361,950
International Game Technology (a)....     17,844        758,370
Viacom, Inc. (a).....................    428,252     14,774,694
                                                   ------------
                                                     24,895,014
                                                   ------------
FINANCIAL SERVICES -- 4.2%
Cendant Corp. (a)....................    217,847      2,788,442
H&R Block, Inc. .....................     51,974      2,004,117
                                                   ------------
                                                      4,792,559
                                                   ------------
HOTELS -- 7.1%
Carnival Corp. ......................    147,764      3,253,763
Harrah's Entertainment, Inc. (a).....     34,426        929,846
Hilton Hotels Corp. .................    103,820        814,987
Marriott International, Inc. ........     62,610      2,091,174
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................     47,802      1,051,644
                                                   ------------
                                                      8,141,414
                                                   ------------
INFORMATION SERVICES -- 7.4%
IMS Health, Inc. ....................     79,905      2,001,620
Interpublic Group of Cos., Inc. .....     94,256      1,922,822
Omnicom Group, Inc. .................     46,184      2,997,342
Robert Half International, Inc.
  (a)................................     42,159        843,602
TMP Worldwide, Inc. (a)..............     25,588        726,443
                                                   ------------
                                                      8,491,829
                                                   ------------
MEDIA -- 12.0%
Clear Channel Communications, Inc.
  (a)................................    144,705      5,752,024
Comcast Corp. (Class A) (a)..........    188,012      6,743,990
Univision Communications, Inc. (Class
  A) (a).............................     50,088      1,149,520
                                                   ------------
                                                     13,645,534
                                                   ------------
MEDICAL PROVIDERS -- 23.3%
Aetna, Inc. (a)......................     34,225        988,760
CIGNA Corp. .........................     36,049      2,990,265
HCA-The Healthcare Co. ..............    133,755      5,926,684
Healthsouth Corp. (a)................    113,229      1,841,103
Humana, Inc. (a).....................     68,339        824,168
Manor Care, Inc. (a).................     45,733      1,285,097
Quintiles Transnational Corp. (a)....     39,218        572,583
Tenet Healthcare Corp. (a)...........     83,169      4,961,031
UnitedHealth Group, Inc. ............     79,718      5,301,247
Wellpoint Health Networks, Inc.
  (a)................................     17,258      1,883,711
                                                   ------------
                                                     26,574,649
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
PUBLISHING -- 13.6%
American Greetings Corp. (Class A)...     22,301   $    295,265
Deluxe Corp. ........................     22,763        786,234
Dow Jones & Co., Inc. ...............     22,678      1,030,261
Gannett Co., Inc. ...................     66,018      3,968,342
Knight Ridder, Inc. .................     20,143      1,124,987
McGraw-Hill, Inc. ...................     49,453      2,878,165
Meredith Corp. ......................     16,050        515,686
New York Times Co. (The) (Class A)...     41,625      1,624,624
R.R. Donnelley & Sons Co. ...........     34,213        925,462
Tribune Co. .........................     75,517      2,371,234
                                                   ------------
                                                     15,520,260
                                                   ------------
RESTAURANTS -- 9.2%
Darden Restaurants, Inc. ............     36,465        957,206
McDonald's Corp. ....................    204,458      5,548,990
Starbucks Corp. (a)..................     99,170      1,481,600
Tricon Global Restaurants, Inc.
  (a)................................     40,433      1,585,782
Wendy's International, Inc. .........     35,156        936,908
                                                   ------------
                                                     10,510,486
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $138,358,578)................               114,210,827
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $46,383)................     46,383         46,383
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $138,404,961)................               114,257,210
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                   (29,572)
                                                   ------------
NET ASSETS -- 100.0%.................              $114,227,638
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.1%
AGRICULTURE -- 0.4%
Archer-Daniels-Midland Co. ........      109,911   $  1,383,779
                                                   ------------
ALCOHOL -- 2.0%
Adolph Coors Co. (Class B).........        6,155        276,975
Anheuser-Busch Cos., Inc. .........      148,522      6,220,101
Brown-Forman Corp. (Class B).......       11,288        713,176
                                                   ------------
                                                      7,210,252
                                                   ------------
BIOTECHNOLOGY -- 3.8%
Amgen, Inc. (a)....................      172,543     10,140,352
Biogen, Inc. (a)...................       24,592      1,366,824
Chiron Corp. (a)...................       31,398      1,393,129
MedImmune, Inc. (a)................       35,219      1,254,853
                                                   ------------
                                                     14,155,158
                                                   ------------
DRUGS -- 39.7%
Allergan Pharmaceuticals, Inc. ....       21,728      1,440,566
American Home Products Corp. ......      217,483     12,668,385
AmerisourceBergen Corp. (a)........       16,979      1,204,660
Bristol-Myers Squibb Co. ..........      321,553     17,865,485
Cardinal Health, Inc. .............       73,771      5,455,365
Eli Lilly & Co. ...................      185,962     15,007,133
Forest Laboratories, Inc. (a)......       29,121      2,100,789
Immunex Corp. (a)..................       88,400      1,651,312
King Pharmaceuticals, Inc. (a).....       37,804      1,585,878
Mckesson HBOC, Inc. ...............       47,118      1,780,589
Merck & Co., Inc. .................      379,373     25,266,242
Pfizer, Inc. ......................    1,044,365     41,879,037
Pharmacia Corp. ...................      215,213      8,729,039
Schering-Plough Corp. .............      242,010      8,978,571
Watson Pharmaceuticals, Inc. (a)...       17,494        957,097
                                                   ------------
                                                    146,570,148
                                                   ------------
FOOD AND BEVERAGES -- 16.9%
Campbell Soup Co. .................       67,564      1,891,792
Coca-Cola Co. .....................      411,456     19,276,714
Coca-Cola Enterprises, Inc. .......       73,702      1,130,589
ConAgra, Inc. .....................       88,851      1,994,705
General Mills, Inc. ...............       47,083      2,142,276
H.J. Heinz Co. ....................       57,699      2,432,013
Hershey Foods Corp. ...............       22,561      1,474,812
Kellogg Co. .......................       67,104      2,013,120
PepsiCo, Inc. .....................      292,468     14,184,698
Ralston Purina Group...............       51,282      1,682,050
Sara Lee Corp. ....................      130,111      2,771,364
SUPERVALU, Inc. ...................       21,972        444,493
SYSCO Corp. .......................      111,335      2,843,496
The Pepsi Bottling Group, Inc. ....       23,826      1,097,664
Unilever N.V. (N.Y. Shares)........       94,540      5,107,051
W.M. Wrigley Jr. Co. ..............       37,377      1,917,440
                                                   ------------
                                                     62,404,277
                                                   ------------
GROCERY -- 2.4%
Albertson's, Inc. .................       66,963      2,134,780
Kroger Co. (a).....................      134,132      3,305,013
Safeway, Inc. (a)..................       83,567      3,319,281
Winn-Dixie Stores, Inc. ...........       23,304        266,831
                                                   ------------
                                                      9,025,905
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HOME PRODUCTS -- 4.2%
Alberto-Culver Co. (Class B).......        9,405   $    365,760
Avon Products, Inc. ...............       39,255      1,815,544
Clorox Co. ........................       39,098      1,446,626
Colgate-Palmolive Co. .............       92,812      5,406,299
Fortune Brands, Inc. ..............       25,336        848,756
Gillette Co. ......................      174,414      5,197,537
International Flavors & Fragrances,
  Inc. ............................       15,820        438,056
                                                   ------------
                                                     15,518,578
                                                   ------------
HOUSEHOLD PRODUCTS -- 5.7%
Kimberly-Clark Corp. ..............       88,047      5,458,914
Procter & Gamble Co. ..............      214,224     15,593,365
                                                   ------------
                                                     21,052,279
                                                   ------------
MEDICAL PRODUCTS -- 17.8%
Abbott Laboratories................      256,210     13,284,488
Bausch & Lomb, Inc. ...............        8,859        250,710
Baxter International, Inc. ........       97,978      5,393,689
Becton, Dickinson & Co. ...........       42,659      1,578,383
Biomet, Inc. ......................       44,397      1,298,612
Boston Scientific Corp. (a)........       66,414      1,361,487
C.R. Bard, Inc. ...................        8,411        432,410
Guidant Corp. (a)..................       50,770      1,954,645
Johnson & Johnson Co. .............      500,915     27,750,691
Medtronic, Inc. ...................      199,900      8,695,650
St. Jude Medical Center, Inc.
  (a)..............................       14,125        966,856
Stryker Corp. .....................       32,482      1,718,298
Zimmer Holdings, Inc. (a)..........       32,217        894,022
                                                   ------------
                                                     65,579,941
                                                   ------------
SPECIALTY RETAIL -- 2.2%
CVS Corp. .........................       65,044      2,159,461
Walgreen Co. ......................      168,397      5,797,909
                                                   ------------
                                                      7,957,370
                                                   ------------
TOBACCO -- 5.0%
Philip Morris Cos., Inc. ..........      363,939     17,574,614
UST, Inc. .........................       26,996        896,267
                                                   ------------
                                                     18,470,881
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $376,660,719)..............                 369,328,568
                                                   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $572,922).......      572,922        572,922
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $377,233,641)..............                 369,901,490
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                    (945,629)
                                                   ------------
NET ASSETS -- 100.0%...............                $368,955,861
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.8%
AIRLINES -- 2.7%
AMR Corp. (a)........................     24,489   $    468,719
Delta Air Lines, Inc. ...............     20,536        541,124
Southwest Airlines Co. ..............    123,905      1,838,750
US Airways Group, Inc. (a)...........     14,140         65,751
                                                   ------------
                                                      2,914,344
                                                   ------------
APPAREL -- 6.9%
Gap, Inc. (The)......................    126,456      1,511,149
Limited, Inc. (The)..................     68,237        648,252
Liz Claiborne, Inc. .................     11,079        417,678
Nike, Inc. (Class B).................     41,877      1,960,263
Reebok International Ltd. (a)........     28,311        586,038
TJX Cos., Inc. (The).................     47,307      1,556,400
V.F. Corp. ..........................     20,816        609,284
                                                   ------------
                                                      7,289,064
                                                   ------------
CONSTRUCTION -- 2.7%
Centex Corp. ........................     15,224        513,506
KB HOME..............................     12,608        358,193
Masco Corp. .........................     72,482      1,481,532
Pulte Corp. .........................     18,543        568,343
                                                   ------------
                                                      2,921,574
                                                   ------------
CONSUMER DURABLES -- 2.0%
Black & Decker Corp. ................     14,511        452,743
Maytag Corp. ........................     13,897        342,422
Stanley Works (The)..................     17,140        626,467
Whirlpool Corp. .....................     11,765        651,193
                                                   ------------
                                                      2,072,825
                                                   ------------
DEPARTMENT STORES -- 37.9%
Big Lots, Inc. (a)...................     26,478        219,503
Costco Wholesale Corp. (a)...........     67,923      2,415,342
Dillard's, Inc. (Class A)............     18,435        242,789
Family Dollar Stores, Inc. ..........     24,624        677,652
Federated Department Stores, Inc.
  (a)................................     31,274        881,927
J.C. Penney Co., Inc. ...............     46,197      1,011,714
KMart Corp. (a)......................     85,208        595,604
Kohl's Corp. (a).....................     52,267      2,508,816
May Department Stores Co. ...........     47,354      1,374,213
Nordstrom, Inc. .....................     24,890        359,661
Sears, Roebuck & Co. ................     51,662      1,789,572
Target Corp. ........................    133,123      4,226,655
Wal-Mart Stores, Inc. ...............    483,366     23,926,617
                                                   ------------
                                                     40,230,065
                                                   ------------
HOUSEWARES -- 1.9%
Leggett & Platt, Inc. ...............     35,598        694,161
Newell Rubbermaid, Inc. .............     43,131        979,505
Tupperware Corp. ....................     17,815        355,231
                                                   ------------
                                                      2,028,897
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
LEISURE TIME -- 1.8%
Brunswick Corp. .....................     19,240   $    316,883
Hasbro, Inc. ........................     32,298        452,172
Mattel, Inc. ........................     74,328      1,163,976
                                                   ------------
                                                      1,933,031
                                                   ------------
MOTOR VEHICLES -- 12.5%
Cooper Tire & Rubber Co. ............     20,037        285,327
Delphi Automotive Systems Corp. .....     90,313      1,061,178
Ford Motor Co. ......................    266,512      4,623,983
General Motors Corp. ................     80,423      3,450,147
Genuine Parts Co. ...................     30,623        975,649
Goodyear Tire & Rubber Co. (The).....     28,833        531,392
Harley-Davidson, Inc. ...............     43,366      1,756,323
Snap-on, Inc. .......................     13,977        312,106
Visteon Corp. .......................     18,742        238,960
                                                   ------------
                                                     13,235,065
                                                   ------------
RAILROADS -- 5.3%
Burlington Northern Santa Fe
  Corp. .............................     61,685      1,650,074
CSX Corp. ...........................     35,354      1,113,651
Norfolk Southern Corp. ..............     62,787      1,012,126
Union Pacific Corp. .................     39,129      1,835,150
                                                   ------------
                                                      5,611,001
                                                   ------------
SPECIALTY RETAIL -- 24.2%
AutoZone, Inc. (a)...................     19,916      1,032,844
Bed Bath & Beyond, Inc. (a)..........     51,228      1,304,265
Best Buy Co., Inc. (a)...............     33,525      1,523,711
Circuit City Stores, Inc. ...........     33,472        401,664
Dollar General Corp. ................     56,047        655,750
Home Depot, Inc. ....................    336,636     12,916,723
Lowes Cos., Inc. ....................    115,389      3,652,062
Office Depot, Inc. (a)...............     56,014        761,790
RadioShack Corp. ....................     29,684        719,837
Sherwin-Williams Co. ................     29,703        660,001
Staples, Inc. (a)....................     72,685        970,345
Tiffany & Co. .......................     20,895        452,377
Toys "R" Us, Inc. (a)................     37,227        641,421
                                                   ------------
                                                     25,692,790
                                                   ------------
TRUCKING AND FREIGHT FORWARD -- 1.9%
FedEx Corp. (a)......................     47,775      1,755,731
Ryder System, Inc. ..................     14,843        296,712
                                                   ------------
                                                      2,052,443
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $138,068,521)................               105,981,099
                                                   ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $495,145)...............    495,145        495,145
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $138,563,666)................               106,476,244
OTHER ASSETS AND LIABILITIES --
  (0.3)%.............................                  (301,454)
                                                   ------------
NET ASSETS--100.0%...................              $106,174,790
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.2%
ENERGY RESOURCES -- 74.3%
Amerada Hess Corp. ..................     52,936   $  3,361,436
Anadarko Petroleum Corp. ............    116,501      5,601,368
Apache Corp. ........................     77,052      3,313,236
Burlington Resources, Inc. ..........    114,356      3,912,119
Chevron Corp. .......................    239,536     20,300,676
Conoco, Inc. (Class B)...............    271,048      6,868,356
Devon Energy Corp. ..................     85,022      2,924,757
Exxon Mobil Corp. ...................  1,452,643     57,234,134
Kerr-McGee Corp. ....................     62,072      3,222,158
Kinder Morgan, Inc. .................     65,942      3,245,006
Occidental Petroleum Corp. ..........    188,790      4,595,149
Phillips Petroleum Co. ..............    158,119      8,528,939
Royal Dutch Petroleum Co. ...........    776,315     39,009,829
Texaco, Inc. ........................    172,772     11,230,180
Unocal Corp. ........................    128,127      4,164,127
USX-Marathon Group...................    158,966      4,252,340
                                                   ------------
                                                    181,763,810
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.6%
McDermott International, Inc. .......    183,374      1,512,836
                                                   ------------
NATURAL GAS -- 9.6%
El Paso Corp. .......................    209,538      8,706,304
Enron Corp. .........................    309,016      8,414,506
Williams Cos., Inc. (The)............    230,638      6,296,417
                                                   ------------
                                                     23,417,227
                                                   ------------
OIL AND GAS REFINING -- 1.9%
Ashland, Inc. .......................     59,554      2,295,806
Sunoco, Inc. ........................     67,108      2,389,045
                                                   ------------
                                                      4,684,851
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
OIL AND GAS SERVICES -- 13.8%
Baker Hughes, Inc. ..................    165,749   $  4,798,434
EOG Resources, Inc. .................     89,168      2,579,630
Halliburton Co. .....................    214,724      4,842,026
Nabors Industries, Inc. (a)..........    119,563      2,507,236
Noble Drilling Corp. (a).............    102,570      2,461,680
Rowan Cos., Inc. (a).................    141,270      1,748,923
Schlumberger Ltd. ...................    231,432     10,576,442
Transocean Sedco Forex, Inc. ........    162,893      4,300,375
                                                   ------------
                                                     33,814,746
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $305,991,732)................               245,193,470
                                                   ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUNDS -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $958,307)...............    958,307        958,307
                                                   ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $306,950,039)................               246,151,777
OTHER ASSETS AND
  LIABILITIES -- (0.6)%..............                (1,412,806)
                                                   ------------
NET ASSETS -- 100.0%.................              $244,738,971
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.1%
BANKS -- 30.6%
AmSouth Bancorp....................    132,158    $  2,388,095
Banc One Corp. ....................    413,874      13,024,615
Bank of America Corp ..............    569,239      33,243,558
Bank of New York, Inc. ............    261,251       9,143,785
BB&T Corp. ........................    155,618       5,672,276
Comerica, Inc. ....................     63,375       3,510,975
Fifth Third Bancorp................    204,403      12,566,696
FleetBoston Financial Corp. .......    384,655      14,136,071
Huntington Bancshares, Inc. .......     90,871       1,572,977
KeyCorp............................    150,905       3,642,847
Mellon Financial Corp. ............    169,455       5,478,480
National City Corp. ...............    213,377       6,390,641
Northern Trust Corp. ..............     79,224       4,157,675
PNC Financial Services Group.......    102,669       5,877,800
Regions Financial Corp. ...........     80,643       2,327,357
SouthTrust Corp. ..................    120,594       3,071,529
State Street Corp. ................    115,836       5,270,538
SunTrust Banks, Inc. ..............    103,728       6,908,285
Synovus Financial Corp. ...........    103,893       2,867,447
Union Planters Corp. ..............     48,833       2,094,936
Wachovia Corp. ....................    498,250      15,445,750
Wells Fargo & Co. .................    609,520      27,093,164
Zions Bancorp......................     32,712       1,755,326
                                                  ------------
                                                   187,640,823
                                                  ------------
CONSUMER FINANCE -- 4.2%
Capital One Financial Corp. .......     74,133       3,412,342
Countrywide Credit Industries,
  Inc. ............................     42,695       1,875,591
Household International, Inc. .....    164,694       9,285,448
MBNA Corp. ........................    302,464       9,161,634
Providian Financial Corp. .........    101,584       2,046,918
                                                  ------------
                                                    25,781,933
                                                  ------------
FINANCIAL SERVICES -- 36.8%
Ambac Financial Group, Inc. .......     37,925       2,074,877
American Express Co. ..............    469,896      13,655,178
Aon Corp. .........................     92,933       3,903,186
Citigroup, Inc. ...................  1,785,857      72,327,209
Fannie Mae.........................    355,279      28,443,637
Freddie Mac........................    245,981      15,988,765
J.P. Morgan Chase & Co. ...........    705,069      24,078,106
John Hancock Financial Services,
  Inc. ............................    109,552       4,376,602
Marsh & McLennan Cos., Inc. .......     97,806       9,457,840
MetLife, Inc. .....................    266,253       7,907,714
Moody's Corp. .....................     55,972       2,070,964
Morgan Stanley, Dean Witter,
  Discover and Co. ................    395,155      18,315,434
Stilwell Financial, Inc. ..........     77,637       1,513,922
T. Rowe Price Group, Inc. .........     43,868       1,285,332
U.S. Bancorp.......................    676,747      15,010,249
USA Education, Inc. ...............     58,209       4,826,108
                                                  ------------
                                                   225,235,123
                                                  ------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
LIFE INSURANCE -- 2.5%
Aflac, Inc. .......................    186,696    $  5,040,792
Conseco, Inc. .....................    121,887         884,900
Jefferson-Pilot Corp. .............     54,331       2,416,643
Lincoln National Corp. ............     66,746       3,112,366
Torchmark Corp. ...................     44,271       1,726,569
UnumProvident Corp. ...............     85,726       2,164,581
                                                  ------------
                                                    15,345,851
                                                  ------------
PROPERTY INSURANCE -- 18.6%
Allstate Corp. ....................    257,293       9,609,894
American International Group,
  Inc. ............................    930,445      72,574,710
Chubb Corp. .......................     62,364       4,453,413
Cincinnati Financial Corp. ........     56,839       2,365,639
Hartford Financial Services Group,
  Inc. (The).......................     84,361       4,955,365
Loews Corp. .......................     70,076       3,243,117
MBIA, Inc. ........................     53,119       2,655,950
MGIC Investment Corp. .............     38,016       2,483,966
Progressive Corp. .................     26,465       3,543,664
SAFECO Corp. ......................     45,422       1,377,649
St. Paul Cos., Inc. ...............     76,819       3,166,479
XL Capital Ltd.....................     44,680       3,529,720
                                                  ------------
                                                   113,959,566
                                                  ------------
SAVINGS AND LOANS -- 2.9%
Charter One Financial, Inc. .......     76,860       2,168,996
Golden West Financial Corp. .......     56,832       3,301,939
Washington Mutual, Inc. ...........    311,664      11,992,831
                                                  ------------
                                                    17,463,766
                                                  ------------
SECURITY DEALERS/ASSET MANAGEMENT -- 4.5%
Bear Stearns Cos., Inc. ...........     37,146       1,857,671
Franklin Resources, Inc. ..........     94,033       3,260,124
Lehman Brothers Holdings, Inc. ....     87,562       4,977,900
Merrill Lynch & Co., Inc. .........    298,132      12,104,159
Schwab (Charles) Corp. ............    492,263       5,661,025
                                                  ------------
                                                    27,860,879
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $735,396,338)..............                613,287,941
                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $1,476,470).....  1,476,470       1,476,470
                                                  ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $736,872,808)..............                614,764,411
OTHER ASSETS AND
  LIABILITIES -- (0.4)%............                 (2,196,092)
                                                  ------------
NET ASSETS -- 100.0%...............               $612,568,319
                                                  ============

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.1%
DEFENSE/AEROSPACE -- 11.0%
B.F. Goodrich Co. (The).................    8,302   $   161,723
Boeing Co. .............................   70,360     2,357,060
General Dynamics Corp. .................   16,232     1,433,610
Lockheed Martin Corp. ..................   35,035     1,532,781
Northrop Grumman Corp. .................    6,847       691,547
Raytheon Co. ...........................   28,645       995,414
Rockwell Collins........................   14,712       208,911
                                                    -----------
                                                      7,381,046
                                                    -----------
ELECTRICAL EQUIPMENT -- 23.7%
American Power Conversion Corp. (a).....   15,686       183,212
Cooper Industries, Inc. ................   34,308     1,422,753
Emerson Electric Co. ...................   53,346     2,510,463
General Electric Co. ...................  311,886    11,602,159
Rockwell International Corp. ...........   14,712       215,972
                                                    -----------
                                                     15,934,559
                                                    -----------
ELECTRONICS -- 0.3%
PerkinElmer, Inc. ......................    8,149       213,830
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.4%
Fluor Corp. ............................    6,372       245,322
                                                    -----------
MACHINERY-DIVERSIFIED -- 9.6%
Caterpillar, Inc. ......................   50,142     2,246,361
Deere & Co. ............................   43,101     1,621,029
Dover Corp. ............................   35,601     1,071,946
Ingersoll-Rand Co. .....................   35,547     1,201,489
ITT Industries, Inc. ...................    7,078       317,094
                                                    -----------
                                                      6,457,919
                                                    -----------
MANUFACTURING -- 41.8%
Applera Corp. ..........................   17,018       415,239
Corning, Inc. ..........................   89,180       786,568
Crane Co. ..............................   39,578       867,550
Danaher Corp. ..........................   31,628     1,492,209
Eaton Corp. ............................   16,684       987,860
Honeywell International, Inc. ..........   84,216     2,223,302
Illinois Tool Works, Inc. ..............   40,282     2,179,659
Johnson Controls, Inc. .................   23,253     1,517,026

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING -- (CONTINUED)
Millipore Corp. ........................    3,791   $   200,695
Minnesota Mining & Manufacturing Co. ...   35,859     3,528,526
National Service Industries, Inc. ......   45,998       949,859
Pall Corp. .............................   48,149       936,498
Parker-Hannifin Corp. ..................   32,289     1,107,513
Power-One, Inc. (a).....................    6,388        39,286
Textron, Inc. ..........................   25,840       868,482
Thermo Electron Corp. ..................   14,575       263,079
Tyco Laboratories, Inc. ................  175,903     8,003,586
United Technologies Corp. ..............   37,964     1,765,326
                                                    -----------
                                                     28,132,263
                                                    -----------
MOTOR VEHICLES -- 5.6%
Cummins Engine Co., Inc. ...............   27,075       893,475
Dana Corp. .............................   41,445       646,542
Navistar International Corp. (a)........   26,007       734,698
PACCAR, Inc. ...........................   24,934     1,223,511
TRW, Inc. ..............................   10,048       299,631
                                                    -----------
                                                      3,797,857
                                                    -----------
WASTE MANAGEMENT -- 7.7%
Allied Waste Industries, Inc. (a).......  164,693     2,099,836
Waste Management, Inc. .................  115,793     3,096,305
                                                    -----------
                                                      5,196,141
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $89,543,045)....................             67,358,937
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $99,356)...................   99,356        99,356
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $89,642,401)....................             67,458,293
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.................               (193,654)
                                                    -----------
NET ASSETS -- 100.0%....................            $67,264,639
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 7.6%
ADC Telecommunications, Inc. (a)....    379,203   $    1,323,419
Andrew Corp. (a)....................     52,896          961,649
Applied Micro Circuits Corp. (a)....    145,830        1,019,352
Avaya, Inc. (a).....................    137,689        1,363,121
CIENA Corp. (a).....................    158,839        1,634,453
Comverse Technology, Inc. (a).......     90,003        1,843,262
JDS Uniphase Corp. (a)..............    638,567        4,035,744
Lucent Technologies, Inc. ..........  1,652,354        9,467,988
Motorola, Inc. .....................  1,075,394       16,776,146
Nortel Networks Corp. ..............  1,559,948        8,751,308
QUALCOMM, Inc. (a)..................    367,383       17,465,388
Scientific-Atlanta, Inc. ...........     94,397        1,656,667
Tellabs, Inc. (a)...................    202,514        2,000,838
                                                  --------------
                                                      68,299,335
                                                  --------------
COMPUTER HARDWARE -- 22.5%
Apple Computer, Inc. (a)............    182,017        2,823,084
Cisco Systems, Inc. (a).............  3,550,998       43,251,156
Compaq Computer Corp. ..............    830,365        6,900,333
Dell Computer Corp. (a).............  1,268,669       23,508,436
EMC Corp. ..........................  1,080,564       12,696,627
Gateway 2000, Inc. (a)..............    164,906          898,738
Hewlett-Packard Co. ................    947,645       15,257,084
International Business Machines
  Corp. ............................    842,936       77,802,993
Lexmark International, Inc. (Class
  A) (a)............................     62,218        2,781,767
NCR Corp. (a).......................     46,724        1,385,367
Network Appliance, Inc. (a).........    179,171        1,218,363
Palm, Inc. (a)......................    275,192          401,780
Sun Microsystems, Inc. (a)..........  1,595,950       13,198,506
                                                  --------------
                                                     202,124,234
                                                  --------------
COMPUTERS SOFTWARE -- 22.7%
Adobe Systems, Inc. ................    127,442        3,056,059
Autodesk, Inc. .....................     34,135        1,094,368
BMC Software, Inc. (a)..............    123,427        1,567,523
Citrix Systems, Inc. (a)............     89,577        1,773,625
Computer Associates International,
  Inc. .............................    284,697        7,328,101
Compuware Corp. (a).................    186,613        1,554,486
Intuit, Inc. (a)....................    101,254        3,624,893
Mercury Interactive Corp. (a).......     40,077          763,066
Microsoft Corp. (a).................  2,611,238      133,617,048
Novell, Inc. (a)....................    174,780          639,695
Oracle Corp. (a)....................  2,750,066       34,595,830
Parametric Technology Corp. (a).....    144,570          750,318
PeopleSoft, Inc. (a)................    161,053        2,905,396
Sapient Corp. (a)...................     59,642          229,622
Siebel Systems, Inc. (a)............    219,873        2,860,548
Unisys Corp. (a)....................    161,276        1,396,650
VERITAS Software Corp. (a)..........    192,738        3,554,089
Yahoo!, Inc. (a)....................    275,028        2,422,997
                                                  --------------
                                                     203,734,314
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
ELECTRICAL EQUIPMENT -- 1.2%
Jabil Circuit, Inc. (a).............     92,852   $    1,662,051
Molex, Inc. ........................     94,807        2,665,025
Sanmina Corp. (a)...................    155,178        2,107,317
Solectron Corp. (a).................    327,075        3,810,423
Thomas & Betts Corp. ...............     33,737          589,723
                                                  --------------
                                                      10,834,539
                                                  --------------
ELECTRONICS -- 0.9%
Agilent Technologies, Inc. (a)......    221,594        4,332,163
Symbol Technologies, Inc. ..........    109,924        1,153,103
Tektronix, Inc. (a).................     62,103        1,086,181
W.W. Grainger, Inc. ................     50,768        1,972,337
                                                  --------------
                                                       8,543,784
                                                  --------------
INFORMATION SERVICES -- 7.0%
Automatic Data Processing, Inc. ....    308,837       14,527,693
Computer Sciences Corp. (a).........     85,813        2,846,417
Concord EFS, Inc. (a)...............    116,854        5,720,003
Convergys Corp. (a).................     82,847        2,299,004
Electronic Data Systems Corp. ......    231,189       13,311,863
Equifax, Inc. ......................     76,348        1,672,021
First Data Corp. ...................    194,919       11,355,981
Fiserv, Inc. (a)....................     90,400        3,091,680
Paychex, Inc. ......................    192,996        6,081,304
Sabre Holdings Corp. (a)............     64,452        1,723,446
                                                  --------------
                                                      62,629,412
                                                  --------------
MEDIA -- 8.0%
AOL Time Warner, Inc. (a)...........  2,159,326       71,473,691
                                                  --------------
OFFICE EQUIPMENT & SUPPLIES -- 0.5%
Pitney Bowes, Inc. .................    123,298        4,709,984
                                                  --------------
PHOTOGRAPHY/IMAGING -- 0.8%
Eastman Kodak Co. ..................    143,899        4,681,035
Xerox Corp. ........................    341,348        2,645,447
                                                  --------------
                                                       7,326,482
                                                  --------------
SEMI-CONDUCTORS -- 16.4%
Advanced Micro Devices, Inc. (a)....    199,960        1,629,674
Altera Corp. (a)....................    187,637        3,073,494
Analog Devices, Inc. (a)............    174,646        5,710,924
Applied Materials, Inc. (a).........    402,712       11,453,129
Broadcom Corp. (Class A) (a)........    126,178        2,561,413
Conexant Systems, Inc. (a)..........    119,907          995,228
Intel Corp. ........................  3,262,798       66,691,591
KLA-Tencor Corp. (a)................     98,708        3,117,199
Linear Technology Corp. ............    154,197        5,057,662
LSI Logic Corp. (a).................    188,952        2,220,186
Maxim Integrated Products, Inc.
  (a)...............................    159,285        5,565,418
Micron Technology, Inc. (a).........    304,039        5,725,054
National Semiconductor Corp. (a)....     94,252        2,078,257
Novellus Systems, Inc. (a)..........     69,119        1,974,039
PMC-Sierra, Inc. (a)................     79,854          820,101
QLogic Corp. (a)....................     44,708          849,452
Teradyne, Inc. (a)..................     84,536        1,648,452
Texas Instruments, Inc. ............    850,224       21,238,596
Vitesse Semiconductor Corp. (a).....     88,974          689,548
Xilinx, Inc. (a)....................    161,433        3,798,518
                                                  --------------
                                                     146,897,935
                                                  --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
TELEPHONE -- 8.6%
AT&T Corp. .........................  1,674,011   $   32,308,412
CenturyTel, Inc. ...................     74,698        2,502,383
Citizens Communications Co. (a).....    138,464        1,301,562
Global Crossing Ltd. (a)............    430,087          774,157
Qwest Communications International,
  Inc. .............................    805,983       13,459,916
Sprint Corp. .......................    434,623       10,435,298
WorldCom, Inc. .....................  1,101,884       16,572,335
                                                  --------------
                                                      77,354,063
                                                  --------------
WIRELESS COMMUNICATIONS -- 3.8%
AT&T Wireless Services, Inc. (a)....  1,227,520       18,339,149
Nextel Communications, Inc. (Class
  A) (a)............................    384,756        3,324,292
Sprint Corp. (PCS Group) (a)........    463,598       12,187,991
                                                  --------------
                                                      33,851,432
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,807,617,336).............                 897,779,205
                                                  --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class
  Prime Fund........................    552,459          552,459
Federated Prime Obligations Fund....      2,578            2,578
                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $555,037)...................                     555,037
                                                  --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,808,172,373).............                 898,334,242
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                    (907,521)
                                                  --------------
NET ASSETS -- 100.0%................              $  897,426,721
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.6%
ELECTRIC UTILITIES -- 48.3%
AES Corp. (a)........................     93,737   $  1,201,708
Allegheny Energy, Inc. ..............     18,475        678,033
Ameren Corp. ........................     34,220      1,314,048
American Electric Power Co., Inc. ...     71,533      3,092,372
Calpine Corp. (a)....................     44,241      1,009,137
Cinergy Corp. .......................     43,953      1,356,829
CMS Energy Corp. ....................     44,988        899,760
Consolidated Edison, Inc. ...........     45,543      1,854,511
Constellation Energy Group, Inc. ....     39,548        957,062
Dominion Resources, Inc. ............     48,550      2,881,442
DTE Energy Co. ......................     40,371      1,737,972
Duke Energy Corp. ...................    132,020      4,996,957
Edison International.................     72,701        956,745
Entergy Corp. .......................     51,632      1,836,034
Exelon Corp. ........................     67,264      2,999,974
FirstEnergy Corp. ...................     53,650      1,928,717
FPL Group, Inc. .....................     35,095      1,879,337
GPU, Inc. ...........................     33,292      1,343,665
Mirant Corp. (a).....................     50,325      1,102,118
Niagara Mohawk Holdings, Inc. (a)....     51,281        870,239
NiSource, Inc. ......................     30,576        712,727
PG&E Corp. ..........................     77,630      1,179,976
Pinnacle West Capital Corp. .........     28,203      1,119,659
PPL Corp. ...........................     42,854      1,397,040
Progress Energy, Inc. ...............     50,006      2,149,758
Public Service Enterprise, Inc. .....     45,028      1,915,941
Reliant Energy, Inc. ................     63,436      1,669,636
Southern Co. ........................    121,243      2,907,407
TXU Corp. ...........................     51,434      2,382,423
Xcel Energy, Inc. ...................    100,149      2,819,194
                                                   ------------
                                                     53,150,421
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
NATURAL GAS -- 4.8%
Dynegy, Inc. (Class A)...............     48,265   $  1,672,382
KeySpan Corp. .......................     20,322        675,503
NICOR, Inc. .........................     19,344        749,580
Peoples Energy Corp. ................     20,603        819,176
Sempra Energy........................     55,237      1,367,116
                                                   ------------
                                                      5,283,757
                                                   ------------
TELEPHONE -- 47.5%
ALLTEL Corp. ........................     53,205      3,083,230
BellSouth Corp. .....................     96,454      4,007,664
SBC Communications, Inc. ............    499,005     23,513,115
Verizon Communications...............    400,695     21,681,606
                                                   ------------
                                                     52,285,615
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $121,492,474)................               110,719,793
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $142,812)...............    142,812        142,812
                                                   ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $121,635,286)................               110,862,605
OTHER ASSETS AND LIABILITIES --
  (0.7)%.............................                  (794,880)
                                                   ------------
NET ASSETS -- 100.0%.................              $110,067,725
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $ 99,974,770    $114,257,210    $369,901,490     $106,476,244
  Cash.................................................        79,658          52,433          53,970           96,243
  Receivable for investments sold......................            --              --              --               --
  Receivable for income delivered for Select Sector
    SPDRS purchased in-kind............................            --           1,237              --              618
  Dividends receivable (Note 2)........................       189,203          48,479         376,678          127,047
  Prepaid expenses.....................................           415             460           1,087              527
                                                         ------------    ------------    ------------     ------------
         TOTAL ASSETS..................................   100,244,046     114,359,819     370,333,225      106,700,679
                                                         ------------    ------------    ------------     ------------
LIABILITIES
  Payable for investments purchased....................            --              --              --               --
  Payable for income delivered for Select Sector SPDRS
    redeemed in-kind...................................         4,753             290              --              110
  Distribution payable (Note 2)........................       571,594          36,896       1,132,307          390,156
  Accrued advisory fees (Note 3).......................         2,642           2,470           7,248            3,551
  Accrued trustees fees (Note 3).......................         1,536           1,668           3,419            2,202
  Accrued distribution fees (Note 3)...................        94,682          59,768         162,189           88,362
  Accrued Administration, Custodian and Transfer
    Agent Fees (Note 3)................................         6,165           5,763          16,913            8,285
  Accrued expenses and other liabilities...............        21,301          25,326          55,288           33,223
                                                         ------------    ------------    ------------     ------------
         TOTAL LIABILITIES.............................       702,673         132,181       1,377,364          525,889
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $ 99,541,373    $114,227,638    $368,955,861     $106,174,790
                                                         ============    ============    ============     ============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................   134,048,878     143,954,233     383,740,103      140,081,345
  Undistributed (distributions in excess of) net
    investment income..................................       250,132          27,120        (386,045)         (21,096)
  Accumulated net realized loss on investments.........    (5,022,358)     (5,605,964)     (7,066,046)      (1,798,037)
  Net unrealized depreciation on investments...........   (29,735,279)    (24,147,751)     (7,332,151)     (32,087,422)
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $ 99,541,373    $114,227,638    $368,955,861     $106,174,790
                                                         ============    ============    ============     ============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share.........  $      19.33    $      23.55    $      25.10     $      23.08
                                                         ============    ============    ============     ============
  Shares outstanding (unlimited amount authorized,
    $0.001 par value)..................................     5,150,000       4,850,001      14,700,105        4,600,000
                                                         ============    ============    ============     ============
  Cost of investments..................................  $129,710,049    $138,404,961    $377,233,641     $138,563,666
                                                         ============    ============    ============     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY    THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR     SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND         SPDR FUND        SPDR FUND
    -------------   -------------   --------------   ---------------   -------------
    $246,151,777    $614,764,411     $ 67,458,293    $  898,334,242    $110,862,605
          44,370          10,000           16,529            43,928          30,000
       6,036,975          37,241               --                --              --
           1,217             332               --                --              42
         147,646         746,825           96,172           281,777         134,488
           1,543           3,031              322             6,212             474
    ------------    ------------     ------------    --------------    ------------
     252,383,528     615,561,840       67,571,316       898,666,159     111,027,609
    ------------    ------------     ------------    --------------    ------------
       6,185,202              --               --                --              --
              --              --               --           324,585              --
       1,244,853       2,441,001          254,184                --         879,296
           5,483          15,153            1,707            21,579           2,310
           3,136          11,827              998            15,863           1,048
         126,640         283,629           31,472           593,873          52,762
          12,793          35,358            3,984            50,354           5,390
          66,450         206,553           14,332           233,184          19,078
    ------------    ------------     ------------    --------------    ------------
       7,644,557       2,993,521          306,677         1,239,438         959,884
    ------------    ------------     ------------    --------------    ------------
    $244,738,971    $612,568,319     $ 67,264,639    $  897,426,721    $110,067,725
    ============    ============     ============    ==============    ============
     313,857,173     741,134,915       95,453,882     1,940,441,406     123,044,776
        (446,951)        390,192           77,077                --         424,808
      (7,872,989)     (6,848,391)      (6,082,212)     (133,176,554)     (2,629,178)
     (60,798,262)   (122,108,397)     (22,184,108)     (909,838,131)    (10,772,681)
    ------------    ------------     ------------    --------------    ------------
    $244,738,971    $612,568,319     $ 67,264,639    $  897,426,721    $110,067,725
    ============    ============     ============    ==============    ============
    $      25.90    $      24.70     $      23.60    $        19.18    $      29.35
    ============    ============     ============    ==============    ============
       9,450,032      24,801,491        2,850,000        46,800,003       3,750,062
    ============    ============     ============    ==============    ============
    $306,950,039    $736,872,808     $ 89,642,401    $1,808,172,373    $121,635,286
    ============    ============     ============    ==============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR YEAR ENDED SEPTEMBER 30, 2001

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
INVESTMENT INCOME
  Dividend income (Note 2).............................   $ 2,125,681    $    515,103    $  3,254,172     $  1,335,195
  Foreign taxes withheld...............................       (15,286)         (1,455)        (10,247)              --
                                                          -----------    ------------    ------------     ------------
    TOTAL INVESTMENT INCOME............................     2,110,395         513,648       3,243,925        1,335,195
                                                          -----------    ------------    ------------     ------------
EXPENSES
  Advisory fee (Note 3)................................        44,044          47,649         109,260           57,544
  Distribution fee (Note 3)............................        70,471          76,238         174,817           92,070
  License fee (Note 3).................................        52,853          57,178         131,113           69,053
  Administration, Custodian and Transfer Agent fee
    (Note 3)...........................................        88,089          95,297         218,521          115,088
  Professional fees....................................         4,569           7,811          16,004            7,380
  Trustee fees (Note 3)................................         4,380           5,359          11,856            5,717
  SEC registration expense.............................         3,565           5,768          11,322            6,022
  Printing and postage expense.........................        14,813          16,153          37,331           13,550
  Insurance expense....................................         1,312           1,417           3,367            1,792
  Miscellaneous expenses...............................         1,535           1,595           1,471            1,532
                                                          -----------    ------------    ------------     ------------
    TOTAL EXPENSES BEFORE WAIVERS......................       285,631         314,465         715,062          369,748
                                                          -----------    ------------    ------------     ------------
  Expenses waived by Advisor (Note 3)..................       (17,617)        (19,059)        (43,704)         (23,018)
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3)............................       (26,420)        (28,581)        (65,546)         (34,519)
                                                          -----------    ------------    ------------     ------------
  NET EXPENSES.........................................       241,594         266,825         605,812          312,211
                                                          -----------    ------------    ------------     ------------
  NET INVESTMENT INCOME (LOSS).........................     1,868,801         246,823       2,638,113        1,022,984
                                                          -----------    ------------    ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment
    transactions.......................................    (3,120,449)     (3,537,548)      8,938,251      (17,570,353)
  Net change in unrealized appreciation
    (depreciation).....................................     4,626,737     (16,647,304)     (9,442,028)      (6,599,164)
                                                          -----------    ------------    ------------     ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS......................................     1,506,288     (20,184,852)       (503,777)     (24,169,517)
                                                          -----------    ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................   $ 3,375,089    $(19,938,029)   $  2,134,336     $(23,146,533)
                                                          ===========    ============    ============     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY   THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND
    -------------   -------------   --------------   --------------   -------------
    $  4,724,322    $  10,941,778    $    937,149    $   2,465,373    $  2,552,194
        (132,317)              --              --           (9,742)             --
    ------------    -------------    ------------    -------------    ------------
       4,592,005       10,941,778         937,149        2,455,631       2,552,194
    ------------    -------------    ------------    -------------    ------------
         124,633          322,074          30,630          535,606          40,339
         199,414          515,319          49,008          856,970          64,542
         149,560          386,489          36,756          642,725          48,407
         249,267          644,149          61,260        1,071,213          80,678
          27,704           41,100           4,724           91,659           7,249
          15,735           33,445           3,159           63,413           4,635
          15,651           13,709           2,053           55,740           3,786
          46,801          101,191          10,973          166,289          18,583
           3,775            7,312           1,199           16,875           7,227
           1,405            1,228           1,543            5,457           1,396
    ------------    -------------    ------------    -------------    ------------
         833,945        2,066,016         201,305        3,505,947         276,842
    ------------    -------------    ------------    -------------    ------------
         (49,853)        (128,830)        (12,252)        (214,243)        (16,136)
         (74,772)        (193,231)        (18,368)        (321,166)        (24,194)
    ------------    -------------    ------------    -------------    ------------
         709,320        1,743,955         170,685        2,970,538         236,512
    ------------    -------------    ------------    -------------    ------------
       3,882,685        9,197,823         766,464         (514,907)      2,315,682
    ------------    -------------    ------------    -------------    ------------
      12,855,237       70,442,716       1,604,034      (38,365,165)     11,978,786
     (74,201,728)    (176,781,872)    (17,399,381)    (788,924,941)    (18,675,741)
    ------------    -------------    ------------    -------------    ------------
     (61,346,491)    (106,339,156)    (15,795,347)    (827,290,106)     (6,696,955)
    ------------    -------------    ------------    -------------    ------------
    $(57,463,806)   $ (97,141,333)   $(15,028,883)   $(827,805,013)   $ (4,381,273)
    ============    =============    ============    =============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                             THE BASIC INDUSTRIES           THE CONSUMER SERVICES
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ---------------------------    ---------------------------
                                                             YEAR            YEAR            YEAR           YEAR
                                                             ENDED          ENDED           ENDED           ENDED
                                                          09/30/2001      09/30/2000      09/30/2001     09/30/2000
                                                          -----------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $ 1,868,801    $  1,754,314    $    246,823    $    90,026
  Net realized gain (loss) on investment transactions...   (3,120,449)     (8,480,118)     (3,537,548)     9,840,996
  Net change in unrealized appreciation
    (depreciation)......................................    4,626,737     (24,156,022)    (16,647,304)    (8,857,842)
                                                          -----------    ------------    ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    3,375,089     (30,881,826)    (19,938,029)     1,073,180
                                                          -----------    ------------    ------------    -----------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................       84,263        (206,612)          2,139        (18,303)
                                                          -----------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................   (1,874,987)     (1,520,549)       (248,425)            --
  In excess of net investment income....................           --              --              --             --
  Net realized gain.....................................   (2,383,464)       (177,307)        (15,092)      (414,000)
                                                          -----------    ------------    ------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................   (4,258,451)     (1,697,856)       (263,517)      (414,000)
                                                          -----------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................   43,555,089       7,684,629      54,516,350     18,850,260
                                                          -----------    ------------    ------------    -----------
  Net increase (decrease) in net assets during period...   42,755,990     (25,101,665)     34,316,943     19,491,137
  Net assets at beginning of period.....................   56,785,383      81,887,048      79,910,695     60,419,558
                                                          -----------    ------------    ------------    -----------
NET ASSETS END OF PERIOD(1).............................  $99,541,373    $ 56,785,383    $114,227,638    $79,910,695
                                                          ===========    ============    ============    ===========
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $   250,132    $    256,312    $     27,120    $    28,560
                                                          ===========    ============    ============    ===========

See accompanying notes to financial statements.

       THE CONSUMER STAPLES       THE CYCLICAL/TRANSPORTATION           THE ENERGY
      SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
    ---------------------------   ---------------------------   ---------------------------
        YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     09/30/2001     09/30/2000     09/30/2001     09/30/2000     09/30/2001     09/30/2000
    ------------   ------------   ------------   ------------   ------------   ------------
    $  2,638,113   $  2,604,713   $  1,022,984   $    847,807   $  3,882,685   $  3,664,753
       8,938,251     (8,819,744)   (17,570,353)     1,217,773     12,855,237     46,936,320
      (9,442,028)    20,697,328     (6,599,164)   (23,411,832)   (74,201,728)     3,932,195
    ------------   ------------   ------------   ------------   ------------   ------------
       2,134,336     14,482,297    (23,146,533)   (21,346,252)   (57,463,806)    54,533,268
    ------------   ------------   ------------   ------------   ------------   ------------
         427,655        (97,717)        13,999        (10,234)       227,578        (89,067)
    ------------   ------------   ------------   ------------   ------------   ------------
      (3,062,062)    (2,545,898)    (1,036,767)      (836,321)    (4,094,793)    (3,562,020)
              --             --             --             --             --             --
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      (3,062,062)    (2,545,898)    (1,036,767)      (836,321)    (4,094,793)    (3,562,020)
    ------------   ------------   ------------   ------------   ------------   ------------
     213,062,337     26,904,361     40,729,333     76,483,271     14,095,424     91,456,495
    ------------   ------------   ------------   ------------   ------------   ------------
     212,562,266     38,743,043     16,560,032     54,290,464    (47,235,597)   142,338,676
     156,393,595    117,650,552     89,614,758     35,324,294    291,974,568    149,635,892
    ------------   ------------   ------------   ------------   ------------   ------------
    $368,955,861   $156,393,595   $106,174,790   $ 89,614,758   $244,738,971   $291,974,568
    ============   ============   ============   ============   ============   ============
    $   (386,045)  $     37,904   $    (21,096)  $     (7,313)  $   (446,951)  $   (234,843)
    ============   ============   ============   ============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               THE FINANCIAL                   THE INDUSTRIAL
                                                          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                       -----------------------------    ----------------------------
                                                           YEAR             YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED
                                                        09/30/2001       09/30/2000      09/30/2001      09/30/2000
                                                       -------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $   9,197,823    $  5,334,380    $    766,464    $    884,568
  Net realized gain (loss) on investment
    transactions.....................................     70,442,716      30,727,316       1,604,034       4,346,248
  Net change in unrealized appreciation
    (depreciation)...................................   (176,781,872)     71,471,364     (17,399,381)     (6,165,561)
                                                       -------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................    (97,141,333)    107,533,060     (15,028,883)       (934,745)
                                                       -------------    ------------    ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED.......................       (300,225)         59,578          65,453         (67,171)
                                                       -------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................     (8,788,537)     (5,328,760)       (802,184)       (824,693)
  In excess of net investment income.................             --              --              --              --
  Net realized gain..................................             --              --              --        (147,640)
                                                       -------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS................     (8,788,537)     (5,328,760)       (802,184)       (972,333)
                                                       -------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..............................    288,657,071     204,468,501      33,041,047     (13,999,527)
                                                       -------------    ------------    ------------    ------------
  Net increase (decrease) in net assets during
    period...........................................    182,426,976     306,732,379      17,275,433     (15,973,776)
  Net assets at beginning of period..................    430,141,343     123,408,964      49,989,206      65,962,982
                                                       -------------    ------------    ------------    ------------
NET ASSETS END OF PERIOD(1)..........................  $ 612,568,319    $430,141,343    $ 67,264,639    $ 49,989,206
                                                       =============    ============    ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income......................  $     390,192    $    (19,094)   $     77,077    $    112,796
                                                       =============    ============    ============    ============

See accompanying notes to financial statements.

         THE TECHNOLOGY                    THE UTILITIES
    SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
--------------------------------    ----------------------------
     YEAR              YEAR             YEAR            YEAR
    ENDED             ENDED            ENDED           ENDED
  09/30/2001        09/30/2000       09/30/2001      09/30/2000
--------------    --------------    ------------    ------------
$     (514,907)   $   (1,782,728)   $  2,315,682    $  3,377,335
   (38,365,165)      257,293,910      11,978,786       1,145,901
  (788,924,941)     (189,565,622)    (18,675,741)     10,045,189
--------------    --------------    ------------    ------------
  (827,805,013)       65,945,560      (4,381,273)     14,568,425
--------------    --------------    ------------    ------------
    (3,337,378)         (250,593)        155,072        (553,032)
--------------    --------------    ------------    ------------
            --                --      (2,462,393)     (2,814,765)
            --           (24,681)             --              --
            --                --      (1,166,151)       (446,091)
--------------    --------------    ------------    ------------
            --           (24,681)     (3,628,544)     (3,260,856)
--------------    --------------    ------------    ------------
   685,904,563       245,275,446       9,911,018      16,088,920
--------------    --------------    ------------    ------------
  (145,237,828)      310,945,732       2,056,273      26,843,457
 1,042,664,549       731,718,817     108,011,452      81,167,995
--------------    --------------    ------------    ------------
$  897,426,721    $1,042,664,549    $110,067,725    $108,011,452
==============    ==============    ============    ============
$           --    $           --    $    424,808    $    571,506
==============    ==============    ============    ============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         THE BASIC INDUSTRIES
                                                                        SELECT SECTOR SPDR FUND
                                                             YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                2001             2000            1999(2)
                                                            -------------    -------------    -------------
Net asset value, beginning of period......................     $ 18.03          $ 23.74          $ 20.72
                                                               -------          -------          -------
Net investment income (loss)..............................        0.36             0.45             0.24
Net realized and unrealized gain (loss) (3)...............        1.86            (5.66)            3.01
                                                               -------          -------          -------
Total from investment operations..........................        2.22            (5.21)            3.25
                                                               -------          -------          -------
Undistributed net investment income included in price of
  units issued and redeemed, net..........................        0.02            (0.07)              --
                                                               -------          -------          -------
Distributions to shareholders from:
Net investment income.....................................       (0.43)           (0.37)           (0.23)
In excess of net investment income........................          --               --               --
Net realized gains........................................       (0.51)              --               --
In excess of net realized gains...........................          --            (0.06)              --
                                                               -------          -------          -------
Total distributions to shareholders.......................       (0.94)           (0.43)           (0.23)
                                                               -------          -------          -------
Net asset value, end of period............................     $ 19.33          $ 18.03          $ 23.74
                                                               =======          =======          =======
Total return (4)..........................................       12.08%          (22.48)%          15.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................     $99,541          $56,785          $81,887
Ratio of expenses to average net assets...................        0.27%            0.43%            0.56%(5)
Ratio of expenses to average net assets before waivers....        0.32%            0.51%            0.56%(5)
Ratio of net investment income (loss) to average net
  assets..................................................        2.12%            1.73%            1.44%(5)
Portfolio turnover rate (6)...............................        5.59%           19.18%            9.70%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         THE CONSUMER SERVICES
                                                                        SELECT SECTOR SPDR FUND
                                                             YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                2001             2000            1999(2)
                                                            -------------    -------------    -------------
Net asset value, beginning of period......................    $  29.06          $ 26.85          $ 23.97
                                                              --------          -------          -------
Net investment income (loss)..............................        0.07             0.03            (0.02)
Net realized and unrealized gain (loss) (3)...............       (5.49)            2.37             2.90
                                                              --------          -------          -------
Total from investment operations..........................       (5.42)            2.40             2.88
                                                              --------          -------          -------
Undistributed net investment income included in price of
  units issued and redeemed, net..........................          --            (0.01)              --
                                                              --------          -------          -------
Distributions to shareholders from:
Net investment income.....................................       (0.08)              --               --
In excess of net investment income........................          --               --               --
Net realized gains........................................       (0.01)           (0.18)              --
In excess of net realized gains...........................          --               --               --
                                                              --------          -------          -------
Total distributions to shareholders.......................       (0.09)           (0.18)              --
                                                              --------          -------          -------
Net asset value, end of period............................    $  23.55          $ 29.06          $ 26.85
                                                              ========          =======          =======
Total return (4)..........................................      (18.71)%           8.84%           12.03%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................    $114,228          $79,911          $60,420
Ratio of expenses to average net assets...................        0.28%            0.42%            0.57%(5)
Ratio of expenses to average net assets before waivers....        0.33%            0.51%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets..................................................        0.26%            0.10%           (0.11)%(5)
Portfolio turnover rate (6)...............................       27.99%           21.88%           14.56%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         THE CONSUMER STAPLES
                                                                        SELECT SECTOR SPDR FUND
                                                             YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                2001             2000            1999(2)
                                                            -------------    -------------    -------------
Net asset value, beginning of period......................    $  25.02         $  22.63          $ 26.06
                                                              --------         --------          -------
Net investment income (loss)..............................        0.27             0.30             0.20
Net realized and unrealized gain (loss) (3)...............        0.09             2.39            (3.44)
                                                              --------         --------          -------
Total from investment operations..........................        0.36             2.69            (3.24)
                                                              --------         --------          -------
Undistributed net investment income included in price of
  units issued and redeemed, net..........................        0.03            (0.02)            0.01
                                                              --------         --------          -------
Distributions to shareholders from:
Net investment income.....................................       (0.31)           (0.28)           (0.20)
In excess of net investment income........................          --               --               --
Net realized gains........................................          --               --               --
In excess of net realized gains...........................          --               --               --
                                                              --------         --------          -------
Total distributions to shareholders.......................       (0.31)           (0.28)           (0.20)
                                                              --------         --------          -------
Net asset value, end of period............................    $  25.10         $  25.02          $ 22.63
                                                              ========         ========          =======
Total return (4)..........................................        1.53%           11.92%          (12.45)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................    $368,956         $156,394          $17,651
Ratio of expenses to average net assets...................        0.28%            0.42%            0.57%(5)
Ratio of expenses to average net assets before waivers....        0.33%            0.50%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets..................................................        1.21%            1.20%            1.10%(5)
Portfolio turnover rate (6)...............................        6.42%            9.77%            2.91%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      THE CYCLICAL/TRANSPORTATION
                                                                        SELECT SECTOR SPDR FUND
                                                             YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                            SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                2001             2000            1999(2)
                                                            -------------    -------------    -------------
Net asset value, beginning of period......................    $  24.89          $ 26.17          $ 24.51
                                                              --------          -------          -------
Net investment income (loss)..............................        0.23             0.22             0.09
Net realized and unrealized gain (loss) (3)...............       (1.80)           (1.29)            1.66
                                                              --------          -------          -------
Total from investment operations..........................       (1.57)           (1.07)            1.75
                                                              --------          -------          -------
Undistributed net investment income included in price of
  units issued and redeemed, net..........................          --               --             0.01
                                                              --------          -------          -------
Distributions to shareholders from:
Net investment income.....................................       (0.24)           (0.21)           (0.09)
In excess of net investment income........................          --               --            (0.01)
Net realized gains........................................          --               --               --
In excess of net realized gains...........................          --               --               --
                                                              --------          -------          -------
Total distributions to shareholders.......................       (0.24)           (0.21)           (0.10)
                                                              --------          -------          -------
Net asset value, end of period............................    $  23.08          $ 24.89          $ 26.17
                                                              ========          =======          =======
Total return (4)..........................................       (6.46)%          (4.12)%           7.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................    $106,175          $89,615          $35,324
Ratio of expenses to average net assets...................        0.27%            0.43%            0.58%(5)
Ratio of expenses to average net assets before waivers....        0.32%            0.51%            0.58%(5)
Ratio of net investment income (loss) to average net
  assets..................................................        0.89%            0.80%            0.49%(5)
Portfolio turnover rate (6)...............................        4.71%           16.28%            9.56%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            THE ENERGY
                                                                      SELECT SECTOR SPDR FUND
                                                           YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                          SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
                                                              2001               2000            1999(2)
                                                        -----------------    -------------    -------------
Net asset value, beginning of period..................      $  32.81           $  27.46         $  23.59
                                                            --------           --------         --------
Net investment income (loss)..........................          0.45               0.55             0.29
Net realized and unrealized gain (loss) (3)...........         (6.90)              5.28             3.88
                                                            --------           --------         --------
Total from investment operations......................         (6.45)              5.83             4.17
                                                            --------           --------         --------
Undistributed net investment income included in price
  of units issued and redeemed, net...................          0.02              (0.01)            0.07
                                                            --------           --------         --------
Distributions to shareholders from:
Net investment income.................................         (0.48)             (0.47)           (0.29)
In excess of net investment income....................            --                 --            (0.08)
Net realized gains....................................            --                 --               --
In excess of net realized gains.......................            --                 --               --
                                                            --------           --------         --------
Total distributions to shareholders...................         (0.48)             (0.47)           (0.37)
                                                            --------           --------         --------
Net asset value, end of period........................      $  25.90           $  32.81         $  27.46
                                                            ========           ========         ========
Total return (4)......................................        (19.81)%            21.38%           17.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................      $244,739           $291,975         $149,636
Ratio of expenses to average net assets...............          0.28%              0.41%            0.56%(5)
Ratio of expenses to average net assets before
  waivers.............................................          0.33%              0.50%            0.56%(5)
Ratio of net investment income (loss) to average net
  assets..............................................          1.56%              1.71%            1.73%(5)
Portfolio turnover rate (6)...........................         17.36%             30.76%           20.15%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           THE FINANCIAL
                                                                      SELECT SECTOR SPDR FUND
                                                           YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                          SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
                                                              2001               2000            1999(2)
                                                        -----------------    -------------    -------------
Net asset value, beginning of period..................      $  28.96           $  22.04         $  22.02
                                                            --------           --------         --------
Net investment income (loss)..........................          0.41               0.35             0.21
Net realized and unrealized gain (loss) (3)...........         (4.27)              6.91             0.02
                                                            --------           --------         --------
Total from investment operations......................         (3.86)              7.26             0.23
                                                            --------           --------         --------
Undistributed net investment income included in price
  of units issued and redeemed, net...................         (0.01)                --             0.01
                                                            --------           --------         --------
Distributions to shareholders from:
Net investment income.................................         (0.39)             (0.34)           (0.21)
In excess of net investment income....................            --                 --            (0.01)
Net realized gains....................................            --                 --               --
In excess of net realized gains.......................            --                 --               --
                                                            --------           --------         --------
Total distributions to shareholders...................         (0.39)             (0.34)           (0.22)
                                                            --------           --------         --------
Net asset value, end of period........................      $  24.70           $  28.96         $  22.04
                                                            ========           ========         ========
Total return (4)......................................        (13.50)%            33.24%            0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................      $612,568           $430,141         $123,409
Ratio of expenses to average net assets...............          0.27%              0.44%            0.57%(5)
Ratio of expenses to average net assets before
  waivers.............................................          0.32%              0.54%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets..............................................          1.43%              1.45%            1.14%(5)
Portfolio turnover rate (6)...........................          8.77%              7.02%            5.71%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          THE INDUSTRIAL
                                                                      SELECT SECTOR SPDR FUND
                                                           YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                          SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
                                                              2001               2000            1999(2)
                                                        -----------------    -------------    -------------
Net asset value, beginning of period..................       $ 30.30            $ 28.68          $ 22.66
                                                             -------            -------          -------
Net investment income (loss)..........................          0.30               0.35             0.21
Net realized and unrealized gain (loss) (3)...........         (6.66)              1.70             6.00
                                                             -------            -------          -------
Total from investment operations......................         (6.36)              2.05             6.21
                                                             -------            -------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net...................          0.02              (0.04)              --
                                                             -------            -------          -------
Distributions to shareholders from:
Net investment income.................................         (0.36)             (0.31)           (0.19)
In excess of net investment income....................            --                 --               --
Net realized gains....................................            --              (0.08)              --
In excess of net realized gains.......................            --                 --               --
                                                             -------            -------          -------
Total distributions to shareholders...................         (0.36)             (0.39)           (0.19)
                                                             -------            -------          -------
Net asset value, end of period........................       $ 23.60            $ 30.30          $ 28.68
                                                             =======            =======          =======
Total return (4)......................................        (21.10)%             7.10%           27.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................       $67,265            $49,989          $65,963
Ratio of expenses to average net assets...............          0.28%              0.44%            0.57%(5)
Ratio of expenses to average net assets before
  waivers.............................................          0.33%              0.51%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets..............................................          1.25%              1.10%            0.94%(5)
Portfolio turnover rate (6)...........................          7.14%             42.37%           12.42%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          THE TECHNOLOGY
                                                                      SELECT SECTOR SPDR FUND
                                                           YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                          SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
                                                             2001(1)             2000            1999(2)
                                                        -----------------    -------------    -------------
Net asset value, beginning of period..................      $  46.44          $    41.22        $  30.09
                                                            --------          ----------        --------
Net investment income (loss)..........................         (0.01)              (0.08)          (0.04)
Net realized and unrealized gain (loss) (3)...........        (27.18)               5.31           11.18
                                                            --------          ----------        --------
Total from investment operations......................        (27.19)               5.23           11.14
                                                            --------          ----------        --------
Undistributed net investment income included in price
  of units issued and redeemed, net...................         (0.07)              (0.01)          (0.01)
                                                            --------          ----------        --------
Distributions to shareholders from:
Net investment income.................................            --                  --              --
In excess of net investment income....................            --                  --              --
Net realized gains....................................            --                  --              --
In excess of net realized gains.......................            --                  --              --
                                                            --------          ----------        --------
Total distributions to shareholders...................            --                  --              --
                                                            --------          ----------        --------
Net asset value, end of period........................      $  19.18          $    46.44        $  41.22
                                                            ========          ==========        ========
Total return (4)......................................        (58.71)%             12.67%          37.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................      $897,427          $1,042,665        $731,719
Ratio of expenses to average net assets...............          0.28%               0.42%           0.56%(5)
Ratio of expenses to average net assets before
  waivers.............................................          0.33%               0.50%           0.56%(5)
Ratio of net investment income (loss) to average net
  assets..............................................         (0.05)%             (0.16)%         (0.15)%(5)
Portfolio turnover rate (6)...........................         10.85%              24.34%          21.23%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           THE UTILITIES
                                                                      SELECT SECTOR SPDR FUND
                                                            YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                          SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,
                                                               2001              2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $  32.24          $  29.52          $ 29.06
                                                             --------          --------          -------
Net investment income (loss)...........................          0.70              1.06             0.56
Net realized and unrealized gain (loss) (3)............         (2.48)             2.86             0.45
                                                             --------          --------          -------
Total from investment operations.......................         (1.78)             3.92             1.01
                                                             --------          --------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................          0.04             (0.17)            0.05
                                                             --------          --------          -------
Distributions to shareholders from:
Net investment income..................................         (0.90)            (0.85)           (0.56)
In excess of net investment income.....................            --                --            (0.04)
Net realized gains.....................................         (0.25)            (0.18)              --
In excess of net realized gains........................            --                --               --
                                                             --------          --------          -------
Total distributions to shareholders....................         (1.15)            (1.03)           (0.60)
                                                             --------          --------          -------
Net asset value, end of period.........................      $  29.35          $  32.24          $ 29.52
                                                             ========          ========          =======
Total return (4).......................................         (5.53)%           13.21%            3.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $110,068          $108,011          $81,168
Ratio of expenses to average net assets................          0.29%             0.40%            0.57%(5)
Ratio of expenses to average net assets before
  waivers..............................................          0.34%             0.50%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets...............................................          2.87%             3.45%            2.62%(5)
Portfolio turnover rate (6)............................         11.79%            44.57%           38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998.
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The S & P 500 Index is an unmanaged capitalization-weighted index of 500 widely held common stocks. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At September 30, 2001, the Funds had the following capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

FUND                                                             2008          2009
--------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $       --    $1,158,053
The Consumer Services Select Sector SPDR Fund                         --     1,393,723
The Consumer Staples Select Sector SPDR Fund                      32,935     5,361,967
The Cyclical/Transportation Select Sector SPDR Fund              234,327       718,060
The Energy Select Sector SPDR Fund                               748,469       615,827
The Financial Select Sector SPDR Fund                            310,711     3,419,828
The Industrial Select Sector SPDR Fund                                --     5,365,360
The Technology Select Sector SPDR Fund                         1,441,975    13,684,462
The Utilities Select Sector SPDR Fund                                 --     2,084,663

During the fiscal period ended September 30, 2001, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                             NET GAIN (LOSS)
                                                             RECLASS AMOUNT
----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  1,524,596
The Consumer Services Select Sector SPDR Fund                      282,180
The Consumer Staples Select Sector SPDR Fund                     9,912,040
The Cyclical/Transportation Select Sector SPDR Fund            (16,781,635)
The Energy Select Sector SPDR Fund                              19,495,748
The Financial Select Sector SPDR Fund                           73,484,601
The Industrial Select Sector SPDR Fund                           2,281,473
The Technology Select Sector SPDR Fund                          76,351,757
The Utilities Select Sector SPDR Fund                           12,484,064

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2000 through September 30, 2001 that have been deferred for tax purposes until fiscal year 2002:

                                                             DEFERRED LOSSES
----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                   $ 3,570,531
The Consumer Services Select Sector SPDR Fund                    2,683,004
The Consumer Staples Select Sector SPDR Fund                       947,191
The Cyclical/Transportation Select Sector SPDR Fund                732,626
The Energy Select Sector SPDR Fund                               6,340,744
The Financial Select Sector SPDR Fund                            1,062,875
The Industrial Select Sector SPDR Fund                             538,477
The Technology Select Sector SPDR Fund                          99,109,302
The Utilities Select Sector SPDR Fund                              338,981

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2001 the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds. Pursuant to a voluntary fee waiver, State Street Global Advisors has agreed to reduce the Advisory Fee from 0.05% of average daily net assets to 0.03% of average daily net assets for each of the Funds. The foregoing fee reduction will remain in effect for at least a 12-month period ending January 31, 2002. There is no assurance that the fee reduction will remain in effect for more than one year. The waiver amounts of the Advisor's Fees for the year ended September 30, 2001 were as follows:

                                                             WAIVER AMOUNT
                                                             -------------
The Basic Industries Select Sector SPDR Fund                   $ 17,617
The Consumer Services Select Sector SPDR Fund                    19,059
The Consumer Staples Select Sector SPDR Fund                     43,704
The Cyclical/Transportation Select Sector SPDR Fund              23,018
The Energy Select Sector SPDR Fund                               49,853
The Financial Select Sector SPDR Fund                           128,830
The Industrial Select Sector SPDR Fund                           12,252
The Technology Select Sector SPDR Fund                          214,243
The Utilities Select Sector SPDR Fund                            16,136

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000, and a meeting fee of $2,000 per meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNITARY FEE -- (CONTINUED)

$500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a 12-month period ending January 31, 2002. There is no assurance that the fee reduction will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the year ended September 30, 2001 were as follows:

                                                              WAIVER AMOUNT
                                                              -------------
The Basic Industries Select Sector SPDR Fund                    $ 26,420
The Consumer Services Select Sector SPDR Fund                     28,581
The Consumer Staples Select Sector SPDR Fund                      65,546
The Cyclical/Transportation Select Sector SPDR Fund               34,519
The Energy Select Sector SPDR Fund                                74,772
The Financial Select Sector SPDR Fund                            193,231
The Industrial Select Sector SPDR Fund                            18,368
The Technology Select Sector SPDR Fund                           321,166
The Utilities Select Sector SPDR Fund                             24,194

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective May 17, 2000, the Board of Trustees has limited each Fund's 12b-1 fee to 0.08% of its average daily net assets. The fee reduction will remain in effect until May 16, 2002.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            4,750,000    $  99,353,755
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (2,750,000)     (55,714,403)
Net income equalization                      --          (84,263)
                                    -----------    -------------
Net increase (decrease)               2,000,000    $  43,555,089
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,750,000    $ 141,028,135
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (6,050,000)    (133,550,118)
Net income equalization                      --          206,612
                                    -----------    -------------
Net increase (decrease)                (300,000)   $   7,684,629
                                    ===========    =============

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            9,100,000    $ 215,584,866
Dividend reinvestment SPDRs
  issued                                      1               29
SPDRs redeemed                       (7,000,000)    (161,066,406)
Net income equalization                      --           (2,139)
                                    -----------    -------------
Net increase (decrease)               2,100,001    $  54,516,350
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            4,150,000    $ 124,366,264
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (3,650,000)    (105,534,307)
Net income equalization                      --           18,303
                                    -----------    -------------
Net increase (decrease)                 500,000    $  18,850,260
                                    ===========    =============

THE CONSUMER STAPLES SELECT SECTOR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,950,000    $ 279,161,937
Dividend reinvestment SPDRs
  issued                                     61            1,567
SPDRs redeemed                       (2,500,000)     (65,673,512)
Net income equalization                      --         (427,655)
                                    -----------    -------------
Net increase (decrease)               8,450,061    $ 213,062,337
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           12,350,000    $ 284,927,060
Dividend reinvestment SPDRs
  issued                                     29              682
SPDRs redeemed                      (11,300,000)    (258,121,098)
Net income equalization                      --           97,717
                                    -----------    -------------
Net increase (decrease)               1,050,029    $  26,904,361
                                    ===========    =============

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           19,550,000    $ 485,292,165
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (18,550,000)    (444,548,833)
Net income equalization                      --          (13,999)
                                    -----------    -------------
Net increase (decrease)               1,000,000    $  40,729,333
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,200,000    $ 287,416,953
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (7,950,000)    (210,943,916)
Net income equalization                      --           10,234
                                    -----------    -------------
Net increase (decrease)               2,250,000    $  76,483,271
                                    ===========    =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE ENERGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           14,800,000    $ 468,970,545
Dividend reinvestment SPDRs
  issued                                     27              858
SPDRs redeemed                      (14,250,000)    (454,648,401)
Net income equalization                      --         (227,578)
                                    -----------    -------------
Net increase (decrease)                 550,027    $  14,095,424
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,600,000    $ 512,673,590
Dividend reinvestment SPDRs
  issued                                      5              147
SPDRs redeemed                      (14,150,000)    (421,306,309)
Net income equalization                      --           89,067
                                    -----------    -------------
Net increase (decrease)               3,450,005    $  91,456,495
                                    ===========    =============

THE FINANCIAL SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           45,800,000    $1,249,140,444
Dividend reinvestment SPDRs
  issued                                    893            25,300
SPDRs redeemed                      (35,850,000)     (960,808,898)
Net income equalization                      --           300,225
                                    -----------    --------------
Net increase (decrease)               9,950,893    $  288,657,071
                                    ===========    ==============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           24,200,000    $  573,497,218
Dividend reinvestment SPDRs
  issued                                    511            12,539
SPDRs redeemed                      (14,950,000)     (368,981,678)
Net income equalization                      --           (59,578)
                                    -----------    --------------
Net increase (decrease)               9,250,511    $  204,468,501
                                    ===========    ==============

THE INDUSTRIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            2,800,000    $  82,026,084
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (1,600,000)     (48,919,584)
Net income equalization                      --          (65,453)
                                    -----------    -------------
Net increase (decrease)               1,200,000    $  33,041,047
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,500,000    $ 159,880,217
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (6,150,000)    (173,946,915)
Net income equalization                      --           67,171
                                    -----------    -------------
Net increase (decrease)                (650,000)   $ (13,999,527)
                                    ===========    =============

THE TECHNOLOGY SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           38,100,000    $1,121,327,559
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                      (13,750,000)     (438,760,374)
Net income equalization                      --         3,337,378
                                    -----------    --------------
Net increase (decrease)              24,350,000    $  685,904,563
                                    ===========    ==============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           22,150,000    $1,142,952,403
Dividend reinvestment SPDRs
  issued                                      3               151
SPDRs redeemed                      (17,450,000)     (897,927,701)
Net income equalization                      --           250,593
                                    -----------    --------------
Net increase (decrease)               4,700,003    $  245,275,446
                                    ===========    ==============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE UTILITIES SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            5,600,000    $  178,501,430
Dividend reinvestment SPDRs
  issued                                     50             1,620
SPDRs redeemed                       (5,200,000)     (168,436,960)
Net income equalization                      --          (155,072)
                                    -----------    --------------
Net increase (decrease)                 400,050    $    9,911,018
                                    ===========    ==============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           19,800,000    $  556,369,802
Dividend reinvestment SPDRs
  issued                                     12               331
SPDRs redeemed                      (19,200,000)     (540,834,245)
Net income equalization                      --           553,032
                                    -----------    --------------
Net increase (decrease)                 600,012    $   16,088,920
                                    ===========    ==============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2001 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                       IDENTIFIED       UNREALIZED      UNREALIZED      APPRECIATION
FUND                                                      COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund         $  130,003,823    $   732,882     $ 30,761,935    $ (30,029,053)
The Consumer Services Select Sector SPDR Fund           139,934,199      6,765,955       32,442,944      (25,676,989)
The Consumer Staples Select Sector SPDR Fund            377,957,594     13,783,383       21,839,487       (8,056,104)
The Cyclical/Transportation Select Sector SPDR Fund     138,676,690        513,228       32,713,674      (32,200,446)
The Energy Select Sector SPDR Fund                      307,117,988        119,969       61,086,180      (60,966,211)
The Financial Select Sector SPDR Fund                   738,927,785      6,294,063      130,457,437     (124,163,374)
The Industrial Select Sector SPDR Fund                   89,820,776        909,514       23,271,997      (22,362,483)
The Technology Select Sector SPDR Fund                1,827,113,189      2,088,988      930,867,935     (928,778,947)
The Utilities Select Sector SPDR Fund                   121,840,821      1,147,454       12,125,670      (10,978,216)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2001, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                          NET PURCHASES      NET SALES
--------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  97,313,672     $ 54,132,113
The Consumer Services Select Sector SPDR Fund                    67,612,728       13,148,001
The Consumer Staples Select Sector SPDR Fund                    278,653,113       62,905,217
The Cyclical/Transportation Select Sector SPDR Fund             338,321,328      298,887,617
The Energy Select Sector SPDR Fund                              447,172,279      443,087,780
The Financial Select Sector SPDR Fund                           994,855,281      716,756,730
The Industrial Select Sector SPDR Fund                           78,898,604       45,846,314
The Technology Select Sector SPDR Fund                        1,092,584,937      406,633,827
The Utilities Select Sector SPDR Fund                           167,384,295      158,038,269

For the period ended September 30, 2001, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  4,944,741    $  6,943,128
The Consumer Services Select Sector SPDR Fund                   28,107,312      27,257,739
The Consumer Staples Select Sector SPDR Fund                    14,503,028      16,500,434
The Cyclical/Transportation Select Sector SPDR Fund              6,646,286       5,626,471
The Energy Select Sector SPDR Fund                              44,016,659      44,230,018
The Financial Select Sector SPDR Fund                           68,525,319      56,558,120
The Industrial Select Sector SPDR Fund                           4,382,774       4,386,801
The Technology Select Sector SPDR Fund                         115,778,808     119,147,126
The Utilities Select Sector SPDR Fund                            9,886,963      10,351,552

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for
2.266, 1 for 3.009,and 1 for 2.906, respectively.

8.  TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2001:

Percentage of ordinary distributions which qualify for the corporate dividends received deduction:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                       64.50%
The Consumer Services Select Sector SPDR Fund                     100.00%
The Consumer Staples Select Sector SPDR Fund                      100.00%
The Cyclical/Transportation Select Sector SPDR Fund               100.00%
The Energy Select Sector SPDR Fund                                 94.07%
The Financial Select Sector SPDR Fund                             100.00%
The Industrial Select Sector SPDR Fund                            100.00%
The Technology Select Sector SPDR Fund                               N/A
The Utilities Select Sector SPDR Fund                              85.81%

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2001, and the results of each Fund's operations for the year then ended, and the changes in each Fund's net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 2001

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
KATHLEEN C. CUOCOLO, PRESIDENT
DONALD A. GIGNAC, TREASURER
MARY M. ZEVEN, SECRETARY
MICHAEL E. GILLESPIE, ASSISTANT SECRETARY

INVESTMENT MANAGER
STATE STREET CORPORATION
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
370 17TH STREET, SUITE 3100
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET CORPORATION
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
MAYER, BROWN & PLATT
1675 BROADWAY
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                 INDEX FUND(SM)

                                 SELECT SECTOR
                                    SPDRs(R)

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard and Poor's 500(R)," "500(R)," "Standard and Poor's Depositary Receipts(R)," SPDRs(R)," "Select Sector SPDR," "Select Sector SPDRs" and "Select Sector Standard and Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.